UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager Portfolio

September 30, 2012

1.808793.108

VIPAM-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 35.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.4%
Delphi Automotive PLC	76,700	$ 2,377,700
TRW Automotive Holdings Corp. (a)	64,700	2,828,037
		5,205,737
Automobiles - 0.2%
Harley-Davidson, Inc.	58,500	2,478,645
Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp.	53,400	2,476,158
Panera Bread Co. Class A (a)	9,800	1,674,722
		4,150,880
Household Durables - 1.9%
D.R. Horton, Inc.	243,400	5,023,776
KB Home	197,600	2,835,560
Mohawk Industries, Inc. (a)	11,600	928,232
PulteGroup, Inc. (a)	601,200	9,318,600
Toll Brothers, Inc. (a)	186,300	6,190,749
		24,296,917
Internet & Catalog Retail - 0.6%
Expedia, Inc.	85,200	4,927,968
Priceline.com, Inc. (a)	4,300	2,660,539
		7,588,507
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc.	30,800	2,490,796
Media - 1.4%
CBS Corp. Class B	115,900	4,210,647
Comcast Corp. Class A	170,500	6,098,785
The Walt Disney Co.	98,900	5,170,492
Time Warner, Inc.	61,000	2,765,130
		18,245,054
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	17,800	859,295
Macy's, Inc.	144,000	5,417,280
		6,276,575
Specialty Retail - 2.3%
Cabela's, Inc. Class A (a)	29,600	1,618,528
Dick's Sporting Goods, Inc.	29,400	1,524,390
GNC Holdings, Inc.	111,300	4,337,361
Home Depot, Inc.	104,300	6,296,591
Limited Brands, Inc.	73,800	3,635,388
PetSmart, Inc.	59,600	4,111,208
Pier 1 Imports, Inc.	55,500	1,040,070
TJX Companies, Inc.	130,100	5,827,179
Urban Outfitters, Inc. (a)	53,200	1,998,192
		30,388,907
Textiles, Apparel & Luxury Goods - 1.7%
Arezzo Industria e Comercio SA	79,000	1,424,708
Coach, Inc.	11,100	621,822
Crocs, Inc. (a)	71,400	1,157,394
lululemon athletica, Inc. (a)	19,600	1,449,224

	Shares	Value
Michael Kors Holdings Ltd.	86,463	$ 4,598,102
Prada SpA	239,200	1,786,122
PVH Corp.	27,000	2,530,440
Ralph Lauren Corp.	13,300	2,011,359
Under Armour, Inc. Class A (sub. vtg.) (a)	33,400	1,864,722
Vera Bradley, Inc. (a)	52,700	1,256,895
VF Corp.	19,800	3,155,328
		21,856,116
TOTAL CONSUMER DISCRETIONARY		122,978,134
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Monster Beverage Corp. (a)	77,700	4,208,232
Food & Staples Retailing - 0.6%
Wal-Mart Stores, Inc.	92,400	6,819,120
Food Products - 0.3%
Green Mountain Coffee Roasters, Inc. (a)	128,800	3,059,000
Orion Corp.	1,198	1,044,527
		4,103,527
Personal Products - 0.0%
Hengan International Group Co. Ltd.	20,500	193,789
TOTAL CONSUMER STAPLES		15,324,668
ENERGY - 3.9%
Energy Equipment & Services - 0.7%
Cameron International Corp. (a)	47,000	2,635,290
McDermott International, Inc. (a)	139,000	1,698,580
National Oilwell Varco, Inc.	51,100	4,093,621
		8,427,491
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	64,100	4,481,872
Concho Resources, Inc. (a)	55,400	5,249,150
Continental Resources, Inc. (a)	86,300	6,636,470
EOG Resources, Inc.	18,100	2,028,105
Genel Energy PLC (a)	69,000	860,729
Hess Corp.	27,800	1,493,416
Kosmos Energy Ltd. (a)	103,300	1,176,587
Murphy Oil Corp.	38,300	2,056,327
Occidental Petroleum Corp.	11,000	946,660
Pioneer Natural Resources Co.	86,600	9,041,040
Rosetta Resources, Inc. (a)	80,200	3,841,580
SM Energy Co.	10,400	562,744
The Williams Companies, Inc.	84,700	2,961,959
		41,336,639
TOTAL ENERGY		49,764,130
FINANCIALS - 2.4%
Capital Markets - 1.2%
Apollo Global Management LLC Class A	295,100	4,326,166
Greenhill & Co., Inc.	14,400	745,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	510,800	$ 8,550,792
The Blackstone Group LP	139,400	1,990,632
		15,612,790
Diversified Financial Services - 0.7%
Bank of America Corp.	174,300	1,539,069
Citigroup, Inc.	231,100	7,561,592
		9,100,661
Real Estate Investment Trusts - 0.3%
American Tower Corp.	50,900	3,633,751
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	112,300	2,067,443
Thrifts & Mortgage Finance - 0.0%
Nationstar Mortgage Holdings, Inc.	11,600	384,888
TOTAL FINANCIALS		30,799,533
HEALTH CARE - 5.2%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	26,900	3,077,360
Amgen, Inc.	99,200	8,364,544
ARIAD Pharmaceuticals, Inc. (a)	75,600	1,831,410
Biogen Idec, Inc. (a)	41,000	6,118,430
Clovis Oncology, Inc.	20,000	409,000
Gilead Sciences, Inc. (a)	95,600	6,341,148
InterMune, Inc. (a)	38,200	342,654
Medivation, Inc. (a)	49,400	2,784,184
Onyx Pharmaceuticals, Inc. (a)	24,800	2,095,600
Regeneron Pharmaceuticals, Inc. (a)	12,800	1,954,048
Synageva BioPharma Corp. (a)	14,500	774,735
Vertex Pharmaceuticals, Inc. (a)	53,800	3,010,110
		37,103,223
Health Care Equipment & Supplies - 0.3%
Haemonetics Corp. (a)	18,300	1,467,660
The Cooper Companies, Inc.	29,700	2,805,462
		4,273,122
Health Care Providers & Services - 0.8%
Catamaran Corp. (a)	43,700	4,282,876
Express Scripts Holding Co. (a)	63,800	3,998,346
Qualicorp SA (a)	171,000	1,670,144
		9,951,366
Pharmaceuticals - 1.2%
Allergan, Inc.	39,500	3,617,410
Elan Corp. PLC sponsored ADR (a)	238,700	2,558,864
Perrigo Co.	24,900	2,892,633

	Shares	Value
Valeant Pharmaceuticals International, Inc. (Canada) (a)	85,450	$ 4,716,221
ViroPharma, Inc. (a)	62,300	1,882,706
		15,667,834
TOTAL HEALTH CARE		66,995,545
INDUSTRIALS - 3.7%
Airlines - 1.7%
Copa Holdings SA Class A	17,100	1,389,717
Delta Air Lines, Inc. (a)	727,525	6,664,129
United Continental Holdings, Inc. (a)	475,770	9,277,515
US Airways Group, Inc. (a)	432,500	4,523,950
		21,855,311
Commercial Services & Supplies - 0.1%
Aggreko PLC	38,200	1,426,782
Swisher Hygiene, Inc. (a)	135,158	167,866
		1,594,648
Construction & Engineering - 0.3%
Foster Wheeler AG (a)	71,300	1,708,348
MasTec, Inc. (a)	45,600	898,320
Quanta Services, Inc. (a)	42,700	1,054,690
		3,661,358
Electrical Equipment - 0.1%
Hubbell, Inc. Class B	19,100	1,542,134
Industrial Conglomerates - 0.9%
General Electric Co.	527,500	11,979,525
Machinery - 0.2%
Chart Industries, Inc. (a)	18,500	1,366,225
Cummins, Inc.	18,700	1,724,327
		3,090,552
Marine - 0.1%
DryShips, Inc. (a)	230,100	538,434
Professional Services - 0.2%
Bureau Veritas SA	21,400	2,197,806
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A (a)	18,600	379,440
Mills Estruturas e Servicos de Engenharia SA	65,900	952,458
		1,331,898
TOTAL INDUSTRIALS		47,791,666
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.0%
Acme Packet, Inc. (a)	90,500	1,547,550
Palo Alto Networks, Inc.	1,600	98,512
QUALCOMM, Inc.	149,700	9,354,753
Riverbed Technology, Inc. (a)	63,300	1,472,991
		12,473,806
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.0%
3D Systems Corp. (a)(d)	40,100	$ 1,317,285
Apple, Inc.	56,400	37,633,463
		38,950,748
Internet Software & Services - 1.5%
Bankrate, Inc. (a)	78,400	1,221,472
Cornerstone OnDemand, Inc. (a)	60,200	1,845,732
eBay, Inc. (a)	134,800	6,525,668
Facebook, Inc.:
Class A	24,600	532,590
Class B (a)(g)	8,621	167,980
Liquidity Services, Inc. (a)	52,100	2,615,941
Rackspace Hosting, Inc. (a)	51,900	3,430,071
VeriSign, Inc. (a)	63,000	3,067,470
		19,406,924
IT Services - 0.3%
Teradata Corp. (a)	26,200	1,975,742
Visa, Inc. Class A	17,700	2,376,756
		4,352,498
Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV	45,700	2,453,176
Freescale Semiconductor Holdings I Ltd. (a)	133,700	1,271,487
NXP Semiconductors NV (a)	193,300	4,834,433
Skyworks Solutions, Inc. (a)	61,900	1,458,674
		10,017,770
Software - 1.1%
Citrix Systems, Inc. (a)	52,000	3,981,640
CommVault Systems, Inc. (a)	28,300	1,661,210
Informatica Corp. (a)	68,200	2,374,042
RealPage, Inc. (a)(d)	49,100	1,109,660
salesforce.com, Inc. (a)	15,300	2,336,157
Splunk, Inc.	2,500	91,800
VMware, Inc. Class A (a)	20,000	1,934,800
		13,489,309
TOTAL INFORMATION TECHNOLOGY		98,691,055
MATERIALS - 1.5%
Chemicals - 1.5%
Arkema SA	14,900	1,395,068
CF Industries Holdings, Inc.	5,000	1,111,200
Eastman Chemical Co.	54,400	3,101,344
FMC Corp.	39,800	2,204,124
Huntsman Corp.	80,100	1,195,893
LyondellBasell Industries NV Class A	79,700	4,117,302
PetroLogistics LP	59,200	767,824
Rockwood Holdings, Inc.	30,400	1,416,640

	Shares	Value
Sherwin-Williams Co.	12,700	$ 1,891,157
Westlake Chemical Corp.	37,400	2,732,444
		19,932,996
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	53,400	3,358,860
TOTAL COMMON STOCKS (Cost $366,853,629)		455,636,587
Fixed-Income Funds - 47.3%

Fidelity Emerging Markets Debt Central Fund (f)	770,762	8,501,501
Fidelity Floating Rate Central Fund (f)	467,254	48,832,678
Fidelity High Income Central Fund 1 (f)	400,873	40,664,560
Fidelity Inflation-Protected Bond Index Central Fund (f)	437,674	44,874,715
Fidelity VIP Investment Grade Central Fund (f)	4,197,939	466,181,086
TOTAL FIXED-INCOME FUNDS (Cost $564,873,721)		609,054,540
Equity Funds - 11.1%

Domestic Equity Funds - 1.6%
Fidelity Commodity Strategy Central Fund (f)	1,756,064	19,738,165
International Equity Funds - 9.5%
Fidelity Emerging Markets Equity Central Fund (f)	98,655	19,292,994
Fidelity International Equity Central Fund (f)	1,575,347	103,342,787
TOTAL INTERNATIONAL EQUITY FUNDS		122,635,781
TOTAL EQUITY FUNDS (Cost $163,063,267)		142,373,946
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 12/20/12 (e) (Cost $999,778)	$ 1,000,000	999,817
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	68,070,060	$ 68,070,060
Fidelity Money Market Central Fund, 0.36% (b)	10,404,526	10,404,526
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,966,150	1,966,150
TOTAL MONEY MARKET FUNDS (Cost $80,440,736)		80,440,736
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,176,231,131)		1,288,505,626
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,848,721)
NET ASSETS - 100%		$ 1,286,656,905
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
267 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 19,146,570	$ (295,836)

The face value of futures purchased as a percentage of net assets is 1.5%

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $999,817.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $167,980 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	5/19/11	$ 215,930
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 88,921
Fidelity Emerging Markets Debt Central Fund	383,687
Fidelity Emerging Markets Equity Central Fund	374,068
Fidelity Floating Rate Central Fund	1,745,130
Fidelity High Income Central Fund 1	2,122,138
Fidelity International Equity Central Fund	3,139,272
Fidelity Money Market Central Fund	30,632
Fidelity Securities Lending Cash Central Fund	159,563
Fidelity VIP Investment Grade Central Fund	9,880,025
Total	$ 17,923,436
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 17,527,726	$ 13,751,713	$ 12,150,383	$ 19,738,165	2.6%
Fidelity Emerging Markets Debt Central Fund	7,362,876	385,171	37,368	8,501,501	7.4%
Fidelity Emerging Markets Equity Central Fund	22,958,221	2,311,831	8,860,666	19,292,994	8.7%
Fidelity Floating Rate Central Fund	50,197,537	13,048,163	17,106,036	48,832,678	3.1%
Fidelity High Income Central Fund 1	40,230,514	2,122,138	4,124,419	40,664,560	7.6%
Fidelity Inflation-Protected Bond Index Central Fund	-	47,474,107	3,685,512	44,874,715	6.9%
Fidelity International Equity Central Fund	121,293,806	5,915,464	34,239,792	103,342,787	7.7%
Fidelity VIP Investment Grade Central Fund	450,082,516	19,953,594	18,309,830	466,181,086	10.9%
Total	$ 709,653,196	$ 104,962,181	$ 98,514,006	$ 751,428,486
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 122,978,134	$ 122,978,134	$ -	$ -
Consumer Staples	15,324,668	15,324,668	-	-
Energy	49,764,130	49,764,130	-	-
Financials	30,799,533	30,799,533	-	-
Health Care	66,995,545	66,995,545	-	-
Industrials	47,791,666	47,623,800	167,866	-
Information Technology	98,691,055	98,523,075	167,980	-
Materials	19,932,996	19,932,996	-	-
Telecommunication Services	3,358,860	3,358,860	-	-
U.S. Government and Government Agency Obligations	999,817	-	999,817	-
Fixed-Income Funds	609,054,540	609,054,540	-	-
Money Market Funds	80,440,736	80,440,736	-	-
Equity Funds	142,373,946	142,373,946	-	-
Total Investments in Securities:	$ 1,288,505,626	$ 1,287,169,963	$ 1,335,663	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (295,836)	$ (295,836)	$ -	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $1,164,918,570. Net unrealized appreciation aggregated $123,587,056, of which $172,399,022 related to appreciated investment securities and $48,811,966 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized at level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager: Growth Portfolio

September 30, 2012

1.808789.108

VIPAMG-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 50.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.6%
Delphi Automotive PLC	13,800	$ 427,800
TRW Automotive Holdings Corp. (a)	11,700	511,407
		939,207
Automobiles - 0.3%
Harley-Davidson, Inc.	10,500	444,885
Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp.	9,700	449,789
Panera Bread Co. Class A (a)	1,700	290,513
		740,302
Household Durables - 2.7%
D.R. Horton, Inc.	43,700	901,968
KB Home (d)	35,500	509,425
Mohawk Industries, Inc. (a)	2,100	168,042
PulteGroup, Inc. (a)	108,000	1,674,000
Toll Brothers, Inc. (a)	33,400	1,109,882
		4,363,317
Internet & Catalog Retail - 0.8%
Expedia, Inc.	15,300	884,952
Priceline.com, Inc. (a)	800	494,984
		1,379,936
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc.	5,500	444,785
Media - 2.0%
CBS Corp. Class B	20,800	755,664
Comcast Corp. Class A	30,600	1,094,562
The Walt Disney Co.	17,800	930,584
Time Warner, Inc.	11,000	498,630
		3,279,440
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	3,200	154,480
Macy's, Inc.	25,900	974,358
		1,128,838
Specialty Retail - 3.4%
Cabela's, Inc. Class A (a)	5,300	289,804
Dick's Sporting Goods, Inc.	5,300	274,805
GNC Holdings, Inc.	20,100	783,297
Home Depot, Inc.	18,700	1,128,919
Limited Brands, Inc.	13,400	660,084
PetSmart, Inc.	10,700	738,086
Pier 1 Imports, Inc.	9,900	185,526
TJX Companies, Inc.	23,400	1,048,086
Urban Outfitters, Inc. (a)	9,600	360,576
		5,469,183
Textiles, Apparel & Luxury Goods - 2.4%
Arezzo Industria e Comercio SA	14,200	256,087
Coach, Inc.	1,900	106,438
Crocs, Inc. (a)	12,900	209,109
lululemon athletica, Inc. (a)	3,500	258,790

	Shares	Value
Michael Kors Holdings Ltd.	15,559	$ 827,428
Prada SpA	43,100	321,831
PVH Corp.	4,900	459,228
Ralph Lauren Corp.	2,400	362,952
Under Armour, Inc. Class A (sub. vtg.) (a)	6,000	334,980
Vera Bradley, Inc. (a)(d)	9,500	226,575
VF Corp.	3,600	573,696
		3,937,114
TOTAL CONSUMER DISCRETIONARY		22,127,007
CONSUMER STAPLES - 1.7%
Beverages - 0.5%
Monster Beverage Corp. (a)	14,000	758,240
Food & Staples Retailing - 0.8%
Wal-Mart Stores, Inc.	16,600	1,225,080
Food Products - 0.4%
Green Mountain Coffee Roasters, Inc. (a)	23,000	546,250
Orion Corp.	218	190,072
		736,322
Personal Products - 0.0%
Hengan International Group Co. Ltd.	4,000	37,812
TOTAL CONSUMER STAPLES		2,757,454
ENERGY - 5.5%
Energy Equipment & Services - 0.9%
Cameron International Corp. (a)	8,500	476,595
McDermott International, Inc. (a)	25,100	306,722
National Oilwell Varco, Inc.	9,200	737,012
		1,520,329
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	11,500	804,080
Concho Resources, Inc. (a)	10,000	947,500
Continental Resources, Inc. (a)	15,500	1,191,950
EOG Resources, Inc.	3,300	369,765
Genel Energy PLC (a)	12,600	157,177
Hess Corp.	5,000	268,600
Kosmos Energy Ltd. (a)	18,600	211,854
Murphy Oil Corp.	6,900	370,461
Occidental Petroleum Corp.	1,900	163,514
Pioneer Natural Resources Co.	15,600	1,628,640
Rosetta Resources, Inc. (a)	14,400	689,760
SM Energy Co.	2,000	108,220
The Williams Companies, Inc.	15,300	535,041
		7,446,562
TOTAL ENERGY		8,966,891
FINANCIALS - 3.4%
Capital Markets - 1.7%
Apollo Global Management LLC Class A	53,000	776,980
Greenhill & Co., Inc.	2,600	134,550
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	91,800	$ 1,536,732
The Blackstone Group LP	25,100	358,428
		2,806,690
Diversified Financial Services - 1.0%
Bank of America Corp.	31,400	277,262
Citigroup, Inc.	41,500	1,357,880
		1,635,142
Real Estate Investment Trusts - 0.4%
American Tower Corp.	9,100	649,649
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	20,300	373,723
Thrifts & Mortgage Finance - 0.1%
Nationstar Mortgage Holdings, Inc.	2,000	66,360
TOTAL FINANCIALS		5,531,564
HEALTH CARE - 7.4%
Biotechnology - 4.1%
Alexion Pharmaceuticals, Inc. (a)	4,800	549,120
Amgen, Inc.	17,800	1,500,896
ARIAD Pharmaceuticals, Inc. (a)	13,600	329,460
Biogen Idec, Inc. (a)	7,400	1,104,302
Clovis Oncology, Inc.	3,600	73,620
Gilead Sciences, Inc. (a)	17,300	1,147,509
InterMune, Inc. (a)	7,000	62,790
Medivation, Inc. (a)	9,000	507,240
Onyx Pharmaceuticals, Inc. (a)	4,400	371,800
Regeneron Pharmaceuticals, Inc. (a)	2,300	351,118
Synageva BioPharma Corp. (a)	2,600	138,918
Vertex Pharmaceuticals, Inc. (a)	9,800	548,310
		6,685,083
Health Care Equipment & Supplies - 0.5%
Haemonetics Corp. (a)	3,300	264,660
The Cooper Companies, Inc.	5,200	491,192
		755,852
Health Care Providers & Services - 1.1%
Catamaran Corp. (a)	7,900	774,250
Express Scripts Holding Co. (a)	11,500	720,705
Qualicorp SA (a)	31,000	302,775
		1,797,730
Pharmaceuticals - 1.7%
Allergan, Inc.	7,100	650,218
Elan Corp. PLC sponsored ADR (a)	43,000	460,960
Perrigo Co.	4,500	522,765

	Shares	Value
Valeant Pharmaceuticals International, Inc. (Canada) (a)	15,306	$ 844,780
ViroPharma, Inc. (a)	11,700	353,574
		2,832,297
TOTAL HEALTH CARE		12,070,962
INDUSTRIALS - 5.3%
Airlines - 2.4%
Copa Holdings SA Class A	3,100	251,937
Delta Air Lines, Inc. (a)	130,700	1,197,212
United Continental Holdings, Inc. (a)	85,485	1,666,958
US Airways Group, Inc. (a)	77,700	812,742
		3,928,849
Commercial Services & Supplies - 0.2%
Aggreko PLC	6,800	253,982
Swisher Hygiene, Inc. (a)	24,821	30,828
		284,810
Construction & Engineering - 0.4%
Foster Wheeler AG (a)	12,800	306,688
MasTec, Inc. (a)	8,200	161,540
Quanta Services, Inc. (a)	7,600	187,720
		655,948
Electrical Equipment - 0.2%
Hubbell, Inc. Class B	3,400	274,516
Industrial Conglomerates - 1.3%
General Electric Co.	94,800	2,152,908
Machinery - 0.3%
Chart Industries, Inc. (a)	3,300	243,705
Cummins, Inc.	3,400	313,514
		557,219
Marine - 0.1%
DryShips, Inc. (a)	41,500	97,110
Professional Services - 0.2%
Bureau Veritas SA	3,800	390,265
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (a)	3,700	75,480
Mills Estruturas e Servicos de Engenharia SA	11,900	171,992
		247,472
TOTAL INDUSTRIALS		8,589,097
INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 1.4%
Acme Packet, Inc. (a)	16,400	280,440
Palo Alto Networks, Inc.	200	12,314
QUALCOMM, Inc.	27,000	1,687,230
Riverbed Technology, Inc. (a)	11,600	269,932
		2,249,916
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 4.3%
3D Systems Corp. (a)(d)	7,200	$ 236,520
Apple, Inc.	10,200	6,806,049
		7,042,569
Internet Software & Services - 2.2%
Bankrate, Inc. (a)	14,100	219,678
Cornerstone OnDemand, Inc. (a)	10,800	331,128
eBay, Inc. (a)	24,200	1,171,522
Facebook, Inc.:
Class A	4,400	95,260
Class B (a)(g)	1,580	30,786
Liquidity Services, Inc. (a)	9,400	471,974
Rackspace Hosting, Inc. (a)	9,400	621,246
VeriSign, Inc. (a)	11,400	555,066
		3,496,660
IT Services - 0.5%
Teradata Corp. (a)	4,700	354,427
Visa, Inc. Class A	3,200	429,696
		784,123
Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV	8,200	440,176
Freescale Semiconductor Holdings I Ltd. (a)	24,100	229,191
NXP Semiconductors NV (a)	34,700	867,847
Skyworks Solutions, Inc. (a)	11,200	263,928
		1,801,142
Software - 1.5%
Citrix Systems, Inc. (a)	9,300	712,101
CommVault Systems, Inc. (a)	5,100	299,370
Informatica Corp. (a)	12,300	428,163
RealPage, Inc. (a)	8,800	198,880
salesforce.com, Inc. (a)	2,800	427,532
Splunk, Inc.	300	11,016
VMware, Inc. Class A (a)	3,600	348,264
		2,425,326
TOTAL INFORMATION TECHNOLOGY		17,799,736
MATERIALS - 2.2%
Chemicals - 2.2%
Arkema SA	2,700	252,798
CF Industries Holdings, Inc.	900	200,016
Eastman Chemical Co.	9,800	558,698
FMC Corp.	7,200	398,736
Huntsman Corp.	14,400	214,992
LyondellBasell Industries NV Class A	14,400	743,904
PetroLogistics LP	10,800	140,076
Rockwood Holdings, Inc.	5,500	256,300

	Shares	Value
Sherwin-Williams Co.	2,300	$ 342,493
Westlake Chemical Corp.	6,700	489,502
		3,597,515
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	9,600	603,840
TOTAL COMMON STOCKS (Cost $66,135,581)		82,044,066
Fixed-Income Funds - 31.5%

Fidelity Emerging Markets Debt Central Fund (f)	80,543	888,394
Fidelity Floating Rate Central Fund (f)	53,961	5,639,515
Fidelity High Income Central Fund 1 (f)	41,833	4,243,546
Fidelity Inflation-Protected Bond Index Central Fund (f)	55,228	5,662,527
Fidelity VIP Investment Grade Central Fund (f)	312,973	34,755,706
TOTAL FIXED-INCOME FUNDS (Cost $47,474,706)		51,189,688
Equity Funds - 16.2%

Domestic Equity Funds - 1.5%
Fidelity Commodity Strategy Central Fund (f)	221,668	2,491,545
International Equity Funds - 14.7%
Fidelity Emerging Markets Equity Central Fund (f)	19,019	3,719,323
Fidelity International Equity Central Fund (f)	305,421	20,035,604
TOTAL INTERNATIONAL EQUITY FUNDS		23,754,927
TOTAL EQUITY FUNDS (Cost $32,699,366)		26,246,472
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 12/20/12 (e) (Cost $99,978)	$ 100,000	99,982
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	2,789,620	$ 2,789,620
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	399,200	399,200
TOTAL MONEY MARKET FUNDS (Cost $3,188,820)		3,188,820
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $149,598,451)		162,769,028
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(483,575)
NET ASSETS - 100%		$ 162,285,453
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 1,936,170	$ (29,916)

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,982.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,786 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	5/19/11	$ 39,574
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,693
Fidelity Emerging Markets Debt Central Fund	43,834
Fidelity Emerging Markets Equity Central Fund	70,194
Fidelity Floating Rate Central Fund	161,975
Fidelity High Income Central Fund 1	228,984
Fidelity International Equity Central Fund	582,939
Fidelity Securities Lending Cash Central Fund	35,887
Fidelity VIP Investment Grade Central Fund	729,988
Total	$ 1,859,494
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,751,623	$ 1,562,931	$ 1,913,116	$ 2,491,545	0.3%
Fidelity Emerging Markets Debt Central Fund	946,655	44,025	193,317	888,394	0.8%
Fidelity Emerging Markets Equity Central Fund	4,119,625	543,047	1,471,780	3,719,323	1.7%
Fidelity Floating Rate Central Fund	4,094,560	2,427,481	1,127,570	5,639,515	0.4%
Fidelity High Income Central Fund 1	4,627,374	228,984	881,864	4,243,546	0.8%
Fidelity Inflation-Protected Bond Index Central Fund	-	5,725,039	199,762	5,662,527	0.9%
Fidelity International Equity Central Fund	23,390,361	582,939	6,003,775	20,035,604	1.5%
Fidelity VIP Investment Grade Central Fund	33,169,163	3,610,402	3,103,553	34,755,706	0.8%
Total	$ 73,099,361	$ 14,724,848	$ 14,894,737	$ 77,436,160
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 22,127,007	$ 22,127,007	$ -	$ -
Consumer Staples	2,757,454	2,757,454	-	-
Energy	8,966,891	8,966,891	-	-
Financials	5,531,564	5,531,564	-	-
Health Care	12,070,962	12,070,962	-	-
Industrials	8,589,097	8,558,269	30,828	-
Information Technology	17,799,736	17,768,950	30,786	-
Materials	3,597,515	3,597,515	-	-
Telecommunication Services	603,840	603,840	-	-
U.S. Government and Government Agency Obligations	99,982	-	99,982	-
Fixed-Income Funds	51,189,688	51,189,688	-	-
Money Market Funds	3,188,820	3,188,820	-	-
Equity Funds	26,246,472	26,246,472	-	-
Total Investments in Securities:	$ 162,769,028	$ 162,607,432	$ 161,596	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (29,916)	$ (29,916)	$ -	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $149,332,328. Net unrealized appreciation aggregated $13,436,700, of which $24,677,133 related to appreciated investment securities and $11,240,433 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2005 Portfolio

September 30, 2012

1.822342.107

VIPF2005-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.3%
	Shares	Value
Domestic Equity Funds - 26.3%
VIP Contrafund Portfolio Initial Class	10,861	$ 291,296
VIP Equity-Income Portfolio Initial Class	14,565	308,934
VIP Growth & Income Portfolio Initial Class	23,596	350,872
VIP Growth Portfolio Initial Class	6,815	296,592
VIP Mid Cap Portfolio Initial Class	2,596	84,773
VIP Value Portfolio Initial Class	18,083	226,035
VIP Value Strategies Portfolio Initial Class	10,279	108,651
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,669,790)		1,667,153
International Equity Funds - 9.5%

Developed International Equity Funds - 7.3%
VIP Overseas Portfolio Initial Class	29,852	463,600
Emerging Markets Equity Funds - 2.2%
VIP Emerging Markets Portfolio Initial Class	17,024	141,983
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $729,804)		605,583
Bond Funds - 34.9%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	52,881	$ 316,755
Investment Grade Bond Funds - 29.9%
VIP Investment Grade Bond Portfolio Initial Class	139,622	1,896,061
TOTAL BOND FUNDS (Cost $2,081,031)		2,212,816
Short-Term Funds - 29.3%

VIP Money Market PortfolioInitial Class (Cost $1,862,296)	1,862,296	1,862,296
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,342,921)		6,347,848
NET OTHER ASSETS (LIABILITIES) - 0.0%		(49)
NET ASSETS - 100%		$ 6,347,799
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $6,452,704. Net unrealized depreciation aggregated $104,856, of which $238,180 related to appreciated investment securities and $343,036 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2010 Portfolio

September 30, 2012

1.822344.107

VIPF2010-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.2%
	Shares	Value
Domestic Equity Funds - 35.2%
VIP Contrafund Portfolio Initial Class	481,365	$ 12,910,215
VIP Equity-Income Portfolio Initial Class	645,508	13,691,232
VIP Growth & Income Portfolio Initial Class	1,045,737	15,550,107
VIP Growth Portfolio Initial Class	302,068	13,146,009
VIP Mid Cap Portfolio Initial Class	115,053	3,757,643
VIP Value Portfolio Initial Class	801,453	10,018,168
VIP Value Strategies Portfolio Initial Class	455,625	4,815,955
TOTAL DOMESTIC EQUITY FUNDS (Cost $69,500,740)		73,889,329
International Equity Funds - 12.8%

Developed International Equity Funds - 9.8%
VIP Overseas Portfolio Initial Class	1,323,035	20,546,727
Emerging Markets Equity Funds - 3.0%
VIP Emerging Markets Portfolio Initial Class	754,519	6,292,687
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $29,751,425)		26,839,414
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	1,751,202	$ 10,489,702
Investment Grade Bond Funds - 34.7%
VIP Investment Grade Bond Portfolio Initial Class	5,356,816	72,745,568
TOTAL BOND FUNDS (Cost $78,497,047)		83,235,270
Short-Term Funds - 12.3%

VIP Money Market Portfolio Initial Class (Cost $25,893,876)	25,893,876	25,893,876
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $203,643,088)	209,857,889
NET OTHER ASSETS (LIABILITIES) - 0.0%	(34,918)
NET ASSETS - 100%	$ 209,822,971
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $204,600,906. Net unrealized appreciation aggregated $5,256,983, of which $13,971,849 related to appreciated investment securities and $8,714,866 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2015 Portfolio

September 30, 2012

1.822346.107

VIPF2015-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.5%
	Shares	Value
Domestic Equity Funds - 36.5%
VIP Contrafund Portfolio Initial Class	247,463	$ 6,636,947
VIP Equity-Income Portfolio Initial Class	331,854	7,038,624
VIP Growth & Income Portfolio Initial Class	537,599	7,994,100
VIP Growth Portfolio Initial Class	155,290	6,758,234
VIP Mid Cap Portfolio Initial Class	59,148	1,931,764
VIP Value Portfolio Initial Class	412,021	5,150,267
VIP Value Strategies Portfolio Initial Class	234,220	2,475,710
TOTAL DOMESTIC EQUITY FUNDS (Cost $33,677,624)		37,985,646
International Equity Funds - 13.2%

Developed International Equity Funds - 10.1%
VIP Overseas Portfolio Initial Class	680,220	10,563,813
Emerging Markets Equity Funds - 3.1%
VIP Emerging Markets Portfolio Initial Class	387,957	3,235,561
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,043,051)		13,799,374
Bond Funds - 40.3%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	871,201	$ 5,218,496
Investment Grade Bond Funds - 35.3%
VIP Investment Grade Bond Portfolio Initial Class	2,708,608	36,782,897
TOTAL BOND FUNDS (Cost $39,236,266)		42,001,393
Short-Term Funds - 10.0%

VIP Money Market Portfolio Initial Class (Cost $10,381,613)	10,381,613	10,381,613
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $98,338,554)		104,168,026
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,839)
NET ASSETS - 100%		$ 104,155,187
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $98,807,614. Net unrealized appreciation aggregated $5,360,412, of which $10,237,480 related to appreciated investment securities and $4,877,068 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2020 Portfolio

September 30, 2012

1.822349.107

VIPF2020-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.6%
	Shares	Value
Domestic Equity Funds - 40.6%
VIP Contrafund Portfolio Initial Class	1,621,093	$ 43,477,718
VIP Equity-Income Portfolio Initial Class	2,173,955	46,109,580
VIP Growth & Income Portfolio Initial Class	3,521,778	52,368,835
VIP Growth Portfolio Initial Class	1,017,274	44,271,778
VIP Mid Cap Portfolio Initial Class	387,467	12,654,681
VIP Value Portfolio Initial Class	2,699,108	33,738,849
VIP Value Strategies Portfolio Initial Class	1,534,345	16,218,023
TOTAL DOMESTIC EQUITY FUNDS (Cost $216,102,457)		248,839,464
International Equity Funds - 14.7%

Developed International Equity Funds - 11.3%
VIP Overseas Portfolio Initial Class	4,455,766	69,198,042
Emerging Markets Equity Funds - 3.4%
VIP Emerging Markets Portfolio Initial Class	2,541,322	21,194,626
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $95,320,731)		90,392,668
Bond Funds - 38.3%
	Shares	Value
High Yield Bond Funds - 5.9%
VIP High Income Portfolio Initial Class	6,003,111	$ 35,958,638
Investment Grade Bond Funds - 32.4%
VIP Investment Grade Bond Portfolio Initial Class	14,635,595	198,751,383
TOTAL BOND FUNDS (Cost $222,497,239)		234,710,021
Short-Term Funds - 6.4%

VIP Money Market Portfolio Initial Class (Cost $39,043,907)	39,043,907	39,043,907
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $572,964,334)		612,986,060
NET OTHER ASSETS (LIABILITIES) - 0.0%		(109,934)
NET ASSETS - 100%		$ 612,876,126
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $575,108,789. Net unrealized appreciation aggregated $37,877,271, of which $58,722,715 related to appreciated investment securities and $20,845,444 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2025 Portfolio

September 30, 2012

1.822350.107

VIPF2025-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.3%
	Shares	Value
Domestic Equity Funds - 49.3%
VIP Contrafund Portfolio Initial Class	195,143	$ 5,233,727
VIP Equity-Income Portfolio Initial Class	261,676	5,550,139
VIP Growth & Income Portfolio Initial Class	423,906	6,303,483
VIP Growth Portfolio Initial Class	122,471	5,329,940
VIP Mid Cap Portfolio Initial Class	46,643	1,523,374
VIP Value Portfolio Initial Class	324,896	4,061,196
VIP Value Strategies Portfolio Initial Class	184,700	1,952,281
TOTAL DOMESTIC EQUITY FUNDS (Cost $26,595,072)		29,954,140
International Equity Funds - 17.9%

Developed International Equity Funds - 13.7%
VIP Overseas Portfolio Initial Class	536,681	8,334,659
Emerging Markets Equity Funds - 4.2%
VIP Emerging Markets Portfolio Initial Class	306,082	2,552,721
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,463,090)		10,887,380
Bond Funds - 32.2%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Initial Class	755,857	$ 4,527,586
Investment Grade Bond Funds - 24.7%
VIP Investment Grade Bond Portfolio Initial Class	1,105,489	15,012,539
TOTAL BOND FUNDS (Cost $18,659,771)		19,540,125
Short-Term Funds - 0.6%

VIP Money Market Portfolio Initial Class (Cost $343,526)	343,526	343,526
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $57,061,459)		60,725,171
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,981)
NET ASSETS - 100%		$ 60,717,190
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $57,335,715. Net unrealized appreciation aggregated $3,389,456, of which $5,783,507 related to appreciated investment securities and $2,394,051 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2030 Portfolio

September 30, 2012

1.822347.107

VIPF2030-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Domestic Equity Funds - 51.6%
VIP Contrafund Portfolio Initial Class	533,606	$ 14,311,303
VIP Equity-Income Portfolio Initial Class	715,550	15,176,823
VIP Growth & Income Portfolio Initial Class	1,159,155	17,236,641
VIP Growth Portfolio Initial Class	334,889	14,574,377
VIP Mid Cap Portfolio Initial Class	127,544	4,165,576
VIP Value Portfolio Initial Class	888,423	11,105,285
VIP Value Strategies Portfolio Initial Class	505,043	5,338,301
TOTAL DOMESTIC EQUITY FUNDS (Cost $74,789,393)		81,908,306
International Equity Funds - 18.8%

Developed International Equity Funds - 14.4%
VIP Overseas Portfolio Initial Class	1,466,918	22,781,234
Emerging Markets Equity Funds - 4.4%
VIP Emerging Markets Portfolio Initial Class	836,627	6,977,472
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $31,913,266)		29,758,706
Bond Funds - 29.6%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Initial Class	1,993,905	$ 11,943,492
Investment Grade Bond Funds - 22.1%
VIP Investment Grade Bond Portfolio Initial Class	2,575,803	34,979,405
TOTAL BOND FUNDS (Cost $44,782,864)		46,922,897
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $151,485,523)		158,589,909
NET OTHER ASSETS (LIABILITIES) - 0.0%		(20,319)
NET ASSETS - 100%		$ 158,569,590
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $152,631,977. Net unrealized appreciation aggregated $5,957,932, of which $13,914,480 related to appreciated investment securities and $7,956,548 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2035 Portfolio

September 30, 2012

1.903281.103

VF-2035-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.7%
	Shares	Value
Domestic Equity Funds - 59.7%
VIP Contrafund Portfolio Initial Class	2,768	$ 74,243
VIP Equity-Income Portfolio Initial Class	3,712	78,733
VIP Growth & Income Portfolio Initial Class	6,013	89,420
VIP Growth Portfolio Initial Class	1,737	75,610
VIP Mid Cap Portfolio Initial Class	662	21,611
VIP Value Portfolio Initial Class	4,609	57,610
VIP Value Strategies Portfolio Initial Class	2,620	27,694
TOTAL DOMESTIC EQUITY FUNDS (Cost $282,735)		424,921
International Equity Funds - 21.7%

Developed International Equity Funds - 16.6%
VIP Overseas Portfolio Initial Class	7,610	118,187
Emerging Markets Equity Funds - 5.1%
VIP Emerging Markets Portfolio Initial Class	4,340	36,197
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $131,687)		154,384
Bond Funds - 18.6%
	Shares	Value
High Yield Bond Funds - 7.6%
VIP High Income Portfolio Initial Class	8,964	$ 53,693
Investment Grade Bond Funds - 11.0%
VIP Investment Grade Bond Portfolio Initial Class	5,766	78,301
TOTAL BOND FUNDS (Cost $116,243)		131,994
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $530,665)		711,299
NET OTHER ASSETS (LIABILITIES) - 0.0%		(106)
NET ASSETS - 100%		$ 711,193
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $533,781. Net unrealized appreciation aggregated $177,518, of which $180,544 related to appreciated investment securities and $3,026 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2040 Portfolio

September 30, 2012

1.903283.103

VF-2040-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Domestic Equity Funds - 60.5%
VIP Contrafund Portfolio Initial Class	27,769	$ 744,758
VIP Equity-Income Portfolio Initial Class	37,236	789,776
VIP Growth & Income Portfolio Initial Class	60,321	896,966
VIP Growth Portfolio Initial Class	17,428	758,469
VIP Mid Cap Portfolio Initial Class	6,637	216,774
VIP Value Portfolio Initial Class	46,232	577,901
VIP Value Strategies Portfolio Initial Class	26,283	277,809
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,885,151)		4,262,453
International Equity Funds - 22.0%

Developed International Equity Funds - 16.8%
VIP Overseas Portfolio Initial Class	76,356	1,185,806
Emerging Markets Equity Funds - 5.2%
VIP Emerging Markets Portfolio Initial Class	43,544	363,157
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,552,730)		1,548,963
Bond Funds - 17.5%
	Shares	Value
High Yield Bond Funds - 7.7%
VIP High Income Portfolio Initial Class	91,200	$ 546,290
Investment Grade Bond Funds - 9.8%
VIP Investment Grade Bond Portfolio Initial Class	50,798	689,831
TOTAL BOND FUNDS (Cost $1,174,020)		1,236,121
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,611,901)		7,047,537
NET OTHER ASSETS (LIABILITIES) - 0.0%		(400)
NET ASSETS - 100%		$ 7,047,137
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $6,686,666. Net unrealized appreciation aggregated $360,871, of which $454,610 related to appreciated investment securities and $93,739 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2045 Portfolio

September 30, 2012

1.903285.103

VF-2045-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Domestic Equity Funds - 62.1%
VIP Contrafund Portfolio Initial Class	2,436	$ 65,327
VIP Equity-Income Portfolio Initial Class	3,265	69,252
VIP Growth & Income Portfolio Initial Class	5,290	78,661
VIP Growth Portfolio Initial Class	1,529	66,555
VIP Mid Cap Portfolio Initial Class	582	19,018
VIP Value Portfolio Initial Class	4,055	50,687
VIP Value Strategies Portfolio Initial Class	2,306	24,378
TOTAL DOMESTIC EQUITY FUNDS (Cost $254,240)		373,878
International Equity Funds - 22.6%

Developed International Equity Funds - 17.3%
VIP Overseas Portfolio Initial Class	6,698	104,024
Emerging Markets Equity Funds - 5.3%
VIP Emerging Markets Portfolio Initial Class	3,819	31,848
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $112,954)		135,872
Bond Funds - 15.3%
	Shares	Value
High Yield Bond Funds - 9.9%
VIP High Income Portfolio Initial Class	9,969	$ 59,713
Investment Grade Bond Funds - 5.4%
VIP Investment Grade Bond Portfolio Initial Class	2,393	32,497
TOTAL BOND FUNDS (Cost $78,793)		92,210
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $445,987)		601,960
NET OTHER ASSETS (LIABILITIES) - 0.0%		(79)
NET ASSETS - 100%		$ 601,881
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $446,414. Net unrealized appreciation aggregated $155,546, of which $156,391 related to appreciated investment securities and $845 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2050 Portfolio

September 30, 2012

1.903287.103

VF-2050-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Domestic Equity Funds - 63.3%
VIP Contrafund Portfolio Initial Class	3,284	$ 88,076
VIP Equity-Income Portfolio Initial Class	4,403	93,395
VIP Growth & Income Portfolio Initial Class	7,133	106,072
VIP Growth Portfolio Initial Class	2,061	89,701
VIP Mid Cap Portfolio Initial Class	785	25,636
VIP Value Portfolio Initial Class	5,467	68,341
VIP Value Strategies Portfolio Initial Class	3,108	32,855
TOTAL DOMESTIC EQUITY FUNDS (Cost $365,032)		504,076
International Equity Funds - 23.0%

Developed International Equity Funds - 17.6%
VIP Overseas Portfolio Initial Class	9,027	140,197
Emerging Markets Equity Funds - 5.4%
VIP Emerging Markets Portfolio Initial Class	5,148	42,933
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $158,437)		183,130
Bond Funds - 13.7%
	Shares	Value
High Yield Bond Funds - 10.1%
VIP High Income Portfolio Initial Class	13,390	$ 80,207
Investment Grade Bond Funds - 3.6%
VIP Investment Grade Bond Portfolio Initial Class	2,097	28,480
TOTAL BOND FUNDS (Cost $94,531)		108,687
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $618,000)		795,893
NET OTHER ASSETS (LIABILITIES) - 0.0%		(67)
NET ASSETS - 100%		$ 795,826
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $621,158. Net unrealized appreciation aggregated $174,735, of which $177,937 related to appreciated investment securities and $3,202 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Income Portfolio

September 30, 2012

1.822341.107

VIPFINC-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.4%
	Shares	Value
Domestic Equity Funds - 14.4%
VIP Contrafund Portfolio Initial Class	22,538	$ 604,465
VIP Equity-Income Portfolio Initial Class	30,223	641,021
VIP Growth & Income Portfolio Initial Class	48,963	728,073
VIP Growth Portfolio Initial Class	14,142	615,442
VIP Mid Cap Portfolio Initial Class	5,386	175,904
VIP Value Portfolio Initial Class	37,523	469,038
VIP Value Strategies Portfolio Initial Class	21,330	225,454
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,366,785)		3,459,397
International Equity Funds - 5.3%

Developed International Equity Funds - 4.1%
VIP Overseas Portfolio Initial Class	62,900	976,836
Emerging Markets Equity Funds - 1.2%
VIP Emerging Markets Portfolio Initial Class	35,869	299,144
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,205,809)		1,275,980
Bond Funds - 40.2%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	199,522	$ 1,195,137
Investment Grade Bond Funds - 35.2%
VIP Investment Grade Bond Portfolio Initial Class	623,325	8,464,747
TOTAL BOND FUNDS (Cost $9,035,593)		9,659,884
Short-Term Funds - 40.1%

VIP Money Market Portfolio Initial Class (Cost $9,625,701)	9,625,701	9,625,701
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $23,233,888)		24,020,962
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,603)
NET ASSETS - 100%		$ 24,019,359
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $23,334,449. Net unrealized appreciation aggregated $686,513, of which $966,965 related to appreciated investment securities and $280,452 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

September 30, 2012

1.822343.107

VIPFLI-I-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.2%
	Shares	Value
Domestic Equity Funds - 28.2%
VIP Contrafund Portfolio Investor Class	21,497	$ 574,393
VIP Equity-Income Portfolio Investor Class	28,808	609,002
VIP Growth & Income Portfolio Investor Class	46,639	691,655
VIP Growth Portfolio Investor Class	13,476	584,719
VIP Mid Cap Portfolio Investor Class	5,136	167,117
VIP Value Portfolio Investor Class	35,678	445,258
VIP Value Strategies Portfolio Investor Class	20,358	214,168
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,408,194)		3,286,312
International Equity Funds - 10.2%

Developed International Equity Funds - 7.8%
VIP Overseas Portfolio Investor Class R	59,028	913,758
Emerging Markets Equity Funds - 2.4%
VIP Emerging Markets Portfolio Investor Class R	33,683	279,909
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,435,324)		1,193,667
Bond Funds - 46.5%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	97,536	$ 582,292
Investment Grade Bond Funds - 41.5%
VIP Investment Grade Bond Portfolio Investor Class	358,236	4,850,514
TOTAL BOND FUNDS (Cost $5,159,294)		5,432,806
Short-Term Funds - 15.1%

VIP Money Market Portfolio Investor Class (Cost $1,758,736)	1,758,736	1,758,736
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,761,548)		11,671,521
NET OTHER ASSETS (LIABILITIES) - 0.0%		9
NET ASSETS - 100%		$ 11,671,530
Other Information

All investments are categorized as level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $11,806,921. Net unrealized depreciation aggregated $135,400, of which $506,494 related to appreciated investment securities and $641,894 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

September 30, 2012

1.822345.107

VIPFLI-II-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.6%
	Shares	Value
Domestic Equity Funds - 33.6%
VIP Contrafund Portfolio Investor Class	42,705	$ 1,141,082
VIP Equity-Income Portfolio Investor Class	57,226	1,209,762
VIP Growth & Income Portfolio Investor Class	92,646	1,373,939
VIP Growth Portfolio Investor Class	26,775	1,161,750
VIP Mid Cap Portfolio Investor Class	10,203	332,000
VIP Value Portfolio Investor Class	70,873	884,501
VIP Value Strategies Portfolio Investor Class	40,443	425,459
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,893,084)		6,528,493
International Equity Funds - 12.2%

Developed International Equity Funds - 9.3%
VIP Overseas Portfolio Investor Class R	117,332	1,816,298
Emerging Markets Equity Funds - 2.9%
VIP Emerging Markets Portfolio Investor Class R	66,949	556,345
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,964,271)		2,372,643
Bond Funds - 44.8%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	165,553	$ 988,354
Investment Grade Bond Funds - 39.7%
VIP Investment Grade Bond Portfolio Investor Class	570,019	7,718,051
TOTAL BOND FUNDS (Cost $8,260,943)		8,706,405
Short-Term Funds - 9.4%

VIP Money Market Portfolio Investor Class (Cost $1,827,844)	1,827,844	1,827,844
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $19,946,142)		19,435,385
NET OTHER ASSETS (LIABILITIES) - 0.0%		9
NET ASSETS - 100%		$ 19,435,394
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $20,087,553. Net unrealized depreciation aggregated $652,168, of which $788,606 related to appreciated investment securities and $1,440,774 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

September 30, 2012

1.822348.107

VIPFLI-III-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.9%
	Shares	Value
Domestic Equity Funds - 50.9%
VIP Contrafund Portfolio Investor Class	27,434	$ 733,035
VIP Equity-Income Portfolio Investor Class	36,750	776,884
VIP Growth & Income Portfolio Investor Class	59,502	882,409
VIP Growth Portfolio Investor Class	17,206	746,551
VIP Mid Cap Portfolio Investor Class	6,555	213,313
VIP Value Portfolio Investor Class	45,521	568,108
VIP Value Strategies Portfolio Investor Class	25,988	273,398
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,331,053)		4,193,698
International Equity Funds - 18.5%

Developed International Equity Funds - 14.2%
VIP Overseas Portfolio Investor Class R	75,386	1,166,980
Emerging Markets Equity Funds - 4.3%
VIP Emerging Markets Portfolio Investor Class R	43,001	357,338
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,837,098)		1,524,318
Bond Funds - 30.6%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Investor Class	103,934	$ 620,485
Investment Grade Bond Funds - 23.1%
VIP Investment Grade Bond Portfolio Investor Class	140,281	1,899,407
TOTAL BOND FUNDS (Cost $2,425,255)		2,519,892
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class (Cost $4,164)	4,164	4,164
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,597,570)		8,242,072
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 8,242,071
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $8,652,656. Net unrealized depreciation aggregated $410,584, of which $369,687 related to appreciated investment securities and $780,271 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 20% Portfolio

September 30, 2012

1.837319.106

VF20-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 19.8%
	Shares	Value
Domestic Equity Funds - 16.4%
Fidelity 130/30 Large Cap Fund	2,955	$ 23,135
Fidelity Air Transportation Portfolio	3,108	115,179
Fidelity Automotive Portfolio	7,843	262,663
Fidelity Banking Portfolio	228,454	4,532,527
Fidelity Biotechnology Portfolio	19,078	2,187,620
Fidelity Blue Chip Growth Fund	501	25,290
Fidelity Brokerage & Investment Management Portfolio	47,386	2,284,461
Fidelity Capital Appreciation Fund	113,451	3,371,749
Fidelity Chemicals Portfolio	2,060	236,522
Fidelity Commodity Strategy Fund	1,164	10,258
Fidelity Communications Equipment Portfolio	44,203	978,654
Fidelity Computers Portfolio (a)	42,722	2,770,944
Fidelity Construction & Housing Portfolio	54,051	2,478,757
Fidelity Consumer Discretionary Portfolio	159,619	4,415,058
Fidelity Consumer Finance Portfolio	115,519	1,656,540
Fidelity Consumer Staples Portfolio	114,244	9,345,150
Fidelity Contrafund	285	22,683
Fidelity Defense & Aerospace Portfolio	1,204	99,624
Fidelity Disciplined Equity Fund	485	12,049
Fidelity Dividend Growth Fund	2,130	64,191
Fidelity Electronics Portfolio	45,427	2,046,947
Fidelity Energy Portfolio	103,245	5,437,902
Fidelity Energy Service Portfolio (a)	59,908	4,105,508
Fidelity Environmental & Alternative Energy Portfolio	10,901	173,212
Fidelity Equity Dividend Income Fund	701	13,860
Fidelity Equity-Income Fund	688	32,602
Fidelity Financial Services Portfolio	23,341	1,386,897
Fidelity Fund	649	23,540
Fidelity Global Commodity Stock Fund	3,704	54,638
Fidelity Gold Portfolio	66,074	2,855,697
Fidelity Growth Company Fund	1,139	111,853
Fidelity Health Care Portfolio	54,872	8,043,735
Fidelity Independence Fund	58,835	1,502,067
Fidelity Industrial Equipment Portfolio	66,599	2,393,556
Fidelity Industrials Portfolio	209,097	5,170,979
Fidelity Insurance Portfolio	60,769	3,122,913
Fidelity IT Services Portfolio	79,181	2,005,646
Fidelity Large Cap Stock Fund	13,414	274,309
Fidelity Large Cap Value Fund	9,978	117,845
Fidelity Leisure Portfolio	3,471	367,019
Fidelity Leveraged Company Stock Fund	195	5,928
Fidelity Magellan Fund	378	28,276
Fidelity Materials Portfolio	793	56,370
Fidelity Medical Delivery Portfolio (a)	1,362	83,486
Fidelity Medical Equipment & Systems Portfolio	2,164	63,822
Fidelity Mega Cap Stock Fund	112,912	1,350,429
Fidelity Mid-Cap Stock Fund	2,089	63,037

	Shares	Value
Fidelity Multimedia Portfolio	30,085	$ 1,691,087
Fidelity Natural Gas Portfolio	146	4,602
Fidelity Natural Resources Portfolio	3,159	104,884
Fidelity Pharmaceuticals Portfolio	175,160	2,737,748
Fidelity Real Estate Investment Portfolio	56,741	1,795,866
Fidelity Retailing Portfolio	27,472	1,745,592
Fidelity Small Cap Growth Fund	8,424	139,505
Fidelity Small Cap Stock Fund	3,191	57,659
Fidelity Small Cap Value Fund	14,172	217,114
Fidelity Software & Computer Services Portfolio	88,112	7,897,438
Fidelity Technology Portfolio (a)	8,229	861,284
Fidelity Telecom and Utilities Fund	225,535	4,300,943
Fidelity Telecommunications Portfolio	21,169	1,109,681
Fidelity Transportation Portfolio	10,933	542,735
Fidelity Utilities Portfolio	5,167	295,319
Spartan Extended Market Index Fund Investor Class	6,317	254,197
Spartan Total Market Index Fund Investor Class	3,395	141,966
VIP Energy Portfolio Investor Class	139,023	2,794,363
VIP Mid Cap Portfolio Investor Class	79	2,584
TOTAL DOMESTIC EQUITY FUNDS		102,479,694
International Equity Funds - 3.4%
Fidelity Canada Fund	2,454	133,141
Fidelity Diversified International Fund	132,839	3,853,659
Fidelity Emerging Asia Fund	22,873	650,495
Fidelity Emerging Markets Fund	11,006	243,995
Fidelity International Capital Appreciation Fund	115,320	1,507,227
Fidelity International Discovery Fund	69,044	2,193,540
Fidelity International Real Estate Fund	32,003	279,710
Fidelity International Small Cap Fund	6,426	128,451
Fidelity International Small Cap Opportunities Fund	169,369	1,815,636
Fidelity International Value Fund	107,423	785,265
Fidelity Japan Fund	53,354	503,128
Fidelity Japan Smaller Companies Fund	32,927	307,538
Fidelity Nordic Fund	37,421	1,162,674
Fidelity Overseas Fund	436	13,545
Fidelity Pacific Basin Fund	40,095	999,155
Spartan International Index Fund Investor Class	200,011	6,566,377
TOTAL INTERNATIONAL EQUITY FUNDS		21,143,536
TOTAL EQUITY FUNDS (Cost $106,839,489)		123,623,230
Fixed-Income Funds - 55.5%

Fixed-Income Funds - 55.5%
Fidelity Floating Rate High Income Fund	1,672,899	16,628,612
Fidelity Focused High Income Fund	173,616	1,628,521
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Fidelity High Income Fund	1,218,389	$ 11,294,469
Fidelity New Markets Income Fund	368,785	6,494,305
Fidelity Real Estate Income Fund	125,691	1,429,104
Spartan U.S. Bond Index Fund Investor Class	25,776,150	310,087,083
TOTAL FIXED-INCOME FUNDS (Cost $324,412,006)		347,562,094
Money Market Funds - 24.7%

Fidelity Institutional Money Market Portfolio Class I	13,188,027	13,188,027
Fidelity Institutional Prime Money Market Portfolio Class I	108,377,102	108,377,102
Fidelity Select Money Market Portfolio	32,962,317	32,962,317
TOTAL MONEY MARKET FUNDS (Cost $154,527,446)		154,527,446
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $585,778,941)		625,712,770
NET OTHER ASSETS (LIABILITIES) - 0.0%		(103,067)
NET ASSETS - 100%		$ 625,609,703
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $586,171,676. Net unrealized appreciation aggregated $39,541,094, of which $41,511,160 related to appreciated investment securities and $1,970,066 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 50% Portfolio

September 30, 2012

1.837320.106

VF50-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.6%
	Shares	Value
Domestic Equity Funds - 37.1%
Fidelity 130/30 Large Cap Fund	11,827	$ 92,603
Fidelity Air Transportation Portfolio	29,995	1,111,617
Fidelity Automotive Portfolio	50,364	1,686,675
Fidelity Banking Portfolio	984,581	19,534,080
Fidelity Biotechnology Portfolio	83,931	9,624,318
Fidelity Blue Chip Growth Fund	3,763	190,006
Fidelity Brokerage & Investment Management Portfolio	62,655	3,020,604
Fidelity Capital Appreciation Fund	312,257	9,280,282
Fidelity Chemicals Portfolio	40,903	4,696,860
Fidelity Commodity Strategy Fund	1,164	10,258
Fidelity Communications Equipment Portfolio	8,616	190,757
Fidelity Computers Portfolio (a)	267,267	17,334,946
Fidelity Construction & Housing Portfolio	248,858	11,412,622
Fidelity Consumer Discretionary Portfolio	453,805	12,552,240
Fidelity Consumer Finance Portfolio	219,765	3,151,426
Fidelity Consumer Staples Portfolio	436,429	35,699,877
Fidelity Contrafund	12,504	996,316
Fidelity Defense & Aerospace Portfolio	12,454	1,030,334
Fidelity Disciplined Equity Fund	12,778	317,671
Fidelity Dividend Growth Fund	66,888	2,015,998
Fidelity Electronics Portfolio	133,511	6,016,009
Fidelity Energy Portfolio	429,417	22,617,371
Fidelity Energy Service Portfolio (a)	189,047	12,955,421
Fidelity Environmental & Alternative Energy Portfolio	25,550	405,992
Fidelity Equity Dividend Income Fund	527	10,414
Fidelity Equity-Income Fund	1,527	72,355
Fidelity Financial Services Portfolio	174,220	10,352,134
Fidelity Fund	16,342	592,382
Fidelity Global Commodity Stock Fund	4,500	66,379
Fidelity Gold Portfolio	190,918	8,251,461
Fidelity Growth Company Fund	70,808	6,956,185
Fidelity Health Care Portfolio	85,698	12,562,535
Fidelity Independence Fund	59,502	1,519,093
Fidelity Industrial Equipment Portfolio	216,216	7,770,801
Fidelity Industrials Portfolio	672,347	16,627,149
Fidelity Insurance Portfolio	258,865	13,303,078
Fidelity IT Services Portfolio	292,269	7,403,177
Fidelity Large Cap Stock Fund	19,399	396,708
Fidelity Large Cap Value Fund	31,910	376,858
Fidelity Leisure Portfolio	23,193	2,452,637
Fidelity Leveraged Company Stock Fund	766	23,300
Fidelity Magellan Fund	2,849	213,141
Fidelity Materials Portfolio	2,729	194,007
Fidelity Medical Delivery Portfolio (a)	93,153	5,708,424
Fidelity Medical Equipment & Systems Portfolio	4,481	132,153
Fidelity Mega Cap Stock Fund	432,936	5,177,910
Fidelity Mid Cap Value Fund	18,884	330,849

	Shares	Value
Fidelity Mid-Cap Stock Fund	5,647	$ 170,362
Fidelity Multimedia Portfolio	157,643	8,861,116
Fidelity Nasdaq Composite Index Fund	10,253	427,650
Fidelity Natural Gas Portfolio	38,043	1,196,447
Fidelity Natural Resources Portfolio	3,459	114,825
Fidelity Pharmaceuticals Portfolio	902,807	14,110,880
Fidelity Real Estate Investment Portfolio	118,138	3,739,070
Fidelity Retailing Portfolio	133,609	8,489,502
Fidelity Small Cap Growth Fund	4,085	67,649
Fidelity Small Cap Stock Fund	7,856	141,965
Fidelity Small Cap Value Fund	8,738	133,868
Fidelity Software & Computer Services Portfolio	158,838	14,236,618
Fidelity Technology Portfolio (a)	216,242	22,631,851
Fidelity Telecom and Utilities Fund	350,126	6,676,902
Fidelity Telecommunications Portfolio	226,777	11,887,655
Fidelity Transportation Portfolio	52,434	2,602,831
Fidelity Utilities Portfolio	166,651	9,525,783
Spartan 500 Index Fund Investor Class	2,868	147,136
Spartan Extended Market Index Fund Investor Class	242,370	9,752,989
Spartan Total Market Index Fund Investor Class	283,136	11,840,760
VIP Mid Cap Portfolio Investor Class	7,921	257,747
TOTAL DOMESTIC EQUITY FUNDS		403,451,019
International Equity Funds - 12.5%
Fidelity Canada Fund	30,650	1,662,745
Fidelity China Region Fund	29,194	814,817
Fidelity Diversified International Fund	463,074	13,433,766
Fidelity Emerging Asia Fund	236,290	6,720,077
Fidelity Emerging Markets Fund	102,001	2,261,360
Fidelity International Capital Appreciation Fund	637,911	8,337,497
Fidelity International Discovery Fund	690,812	21,947,084
Fidelity International Growth Fund	479,670	4,297,841
Fidelity International Real Estate Fund	140,410	1,227,187
Fidelity International Small Cap Fund	48,506	969,628
Fidelity International Small Cap Opportunities Fund	505,284	5,416,647
Fidelity International Value Fund	92,682	677,504
Fidelity Japan Fund	175,092	1,651,120
Fidelity Japan Smaller Companies Fund	148,051	1,382,793
Fidelity Nordic Fund	79,758	2,478,074
Fidelity Overseas Fund	50,388	1,564,039
Fidelity Pacific Basin Fund	287,053	7,153,369
Spartan International Index Fund Investor Class	1,642,986	53,939,241
TOTAL INTERNATIONAL EQUITY FUNDS		135,934,789
Equity Funds - continued
	Shares	Value
Latin America Stock Funds - 0.0%
Fidelity Latin America Fund	13,852	$ 682,338
TOTAL EQUITY FUNDS (Cost $451,344,720)		540,068,146
Fixed-Income Funds - 43.7%

Fixed-Income Funds - 43.7%
Fidelity Floating Rate High Income Fund	2,699,470	26,832,731
Fidelity Focused High Income Fund	285,351	2,676,596
Fidelity High Income Fund	2,072,721	19,214,119
Fidelity New Markets Income Fund	641,591	11,298,417
Fidelity Real Estate Income Fund	489,782	5,568,826
Spartan U.S. Bond Index Fund Investor Class	34,066,807	409,823,688
TOTAL FIXED-INCOME FUNDS (Cost $444,952,926)		475,414,377
Money Market Funds - 6.7%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I	63,029,978	$ 63,029,978
Fidelity Select Money Market Portfolio	10,212,210	10,212,210
TOTAL MONEY MARKET FUNDS (Cost $73,242,188)		73,242,188
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $969,539,834)		1,088,724,711
NET OTHER ASSETS (LIABILITIES) - 0.0%		(182,195)
NET ASSETS - 100%		$ 1,088,542,516
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $970,413,293. Net unrealized appreciation aggregated $118,311,418, of which $124,663,370 related to appreciated investment securities and $6,351,952 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 60% Portfolio

September 30, 2012

1.856868.105

VIPFM-60-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 59.9%
	Shares	Value
Domestic Equity Funds - 44.7%
Fidelity 130/30 Large Cap Fund	7,142	$ 55,923
Fidelity Air Transportation Portfolio	134,206	4,973,681
Fidelity Automotive Portfolio	306,471	10,263,707
Fidelity Banking Portfolio	5,302,168	105,195,013
Fidelity Biotechnology Portfolio	308,287	35,351,233
Fidelity Blue Chip Growth Fund	16,385	827,300
Fidelity Brokerage & Investment Management Portfolio	354,207	17,076,306
Fidelity Capital Appreciation Fund	926,654	27,540,171
Fidelity Chemicals Portfolio	269,076	30,897,951
Fidelity Commodity Strategy Fund	1,228	10,823
Fidelity Communications Equipment Portfolio	387,901	8,588,132
Fidelity Computers Portfolio (a)	1,529,154	99,180,960
Fidelity Construction & Housing Portfolio	955,151	43,803,216
Fidelity Consumer Discretionary Portfolio	4,394,189	121,543,254
Fidelity Consumer Finance Portfolio	2,579,717	36,993,137
Fidelity Consumer Staples Portfolio	2,821,047	230,761,632
Fidelity Contrafund	8,989	716,217
Fidelity Defense & Aerospace Portfolio	15,659	1,295,458
Fidelity Disciplined Equity Fund	4,530	112,617
Fidelity Dividend Growth Fund	476,485	14,361,256
Fidelity Electronics Portfolio	458,188	20,645,940
Fidelity Energy Portfolio	2,995,919	157,795,031
Fidelity Energy Service Portfolio (a)	788,095	54,008,156
Fidelity Environmental & Alternative Energy Portfolio	4,585	72,853
Fidelity Equity Dividend Income Fund	5,015	99,140
Fidelity Equity-Income Fund	8,826	418,096
Fidelity Financial Services Portfolio	1,582,159	94,011,906
Fidelity Fund	1,857	67,308
Fidelity Global Commodity Stock Fund	86,333	1,273,415
Fidelity Gold Portfolio	1,217,684	52,628,283
Fidelity Growth Company Fund	238,626	23,442,617
Fidelity Health Care Portfolio	1,303,289	191,049,189
Fidelity Independence Fund	503,650	12,858,177
Fidelity Industrial Equipment Portfolio	2,171,891	78,057,768
Fidelity Industrials Portfolio	4,201,817	103,910,934
Fidelity Insurance Portfolio	1,617,533	83,125,037
Fidelity IT Services Portfolio	2,068,037	52,383,379
Fidelity Large Cap Stock Fund	1,729,480	35,367,857
Fidelity Large Cap Value Fund	28,104	331,910
Fidelity Leisure Portfolio	170,578	18,038,589
Fidelity Leveraged Company Stock Fund	4,331	131,720
Fidelity Magellan Fund	2,887	215,973
Fidelity Materials Portfolio	1,914	136,052
Fidelity Medical Delivery Portfolio (a)	81,357	4,985,584
Fidelity Medical Equipment & Systems Portfolio	5,283	155,795
Fidelity Mega Cap Stock Fund	3,503,299	41,899,455
Fidelity Mid Cap Value Fund	5,589	97,918

	Shares	Value
Fidelity Multimedia Portfolio	601,640	$ 33,818,202
Fidelity Natural Gas Portfolio	201,447	6,335,514
Fidelity Natural Resources Portfolio	622,888	20,679,879
Fidelity Pharmaceuticals Portfolio	4,215,356	65,886,010
Fidelity Real Estate Investment Portfolio	614,999	19,464,730
Fidelity Retailing Portfolio	571,330	36,302,278
Fidelity Small Cap Growth Fund	102,299	1,694,072
Fidelity Small Cap Value Fund	25,804	395,325
Fidelity Software & Computer Services Portfolio	1,292,081	115,809,227
Fidelity Stock Selector All Cap Fund	4,416	125,777
Fidelity Technology Portfolio (a)	1,289,459	134,954,791
Fidelity Telecom and Utilities Fund	1,190,893	22,710,321
Fidelity Telecommunications Portfolio	1,584,579	83,063,627
Fidelity Transportation Portfolio	165,500	8,215,414
Fidelity Utilities Portfolio	1,332,250	76,151,389
Fidelity Value Fund	4,074	301,765
Spartan 500 Index Fund Investor Class	2,264	116,161
Spartan Total Market Index Fund Investor Class	690,642	28,882,635
VIP Industrials Portfolio Investor Class	76,397	1,243,741
VIP Mid Cap Portfolio Investor Class	5,000	162,699
TOTAL DOMESTIC EQUITY FUNDS		2,473,069,626
International Equity Funds - 15.1%
Fidelity Canada Fund	99,438	5,394,525
Fidelity China Region Fund	8,502	237,290
Fidelity Diversified International Fund	6,955,528	201,779,878
Fidelity Emerging Asia Fund	1,512,362	43,011,566
Fidelity Emerging Markets Fund	130,473	2,892,585
Fidelity International Capital Appreciation Fund	5,885,211	76,919,703
Fidelity International Discovery Fund	5,396,295	171,440,282
Fidelity International Growth Fund	2,253,602	20,192,270
Fidelity International Real Estate Fund	166,994	1,459,529
Fidelity International Small Cap Fund	163,584	3,270,047
Fidelity International Small Cap Opportunities Fund	3,389,182	36,332,030
Fidelity International Value Fund	2,982,045	21,798,750
Fidelity Japan Fund	1,254,398	11,828,977
Fidelity Japan Smaller Companies Fund	1,500,946	14,018,832
Fidelity Nordic Fund	1,145,495	35,590,537
Fidelity Overseas Fund	104,581	3,246,181
Fidelity Pacific Basin Fund	1,327,332	33,077,123
Spartan International Index Fund Investor Class	4,752,263	156,016,807
TOTAL INTERNATIONAL EQUITY FUNDS		838,506,912
Equity Funds - continued
	Shares	Value
Latin America Stock Funds - 0.1%
Fidelity Latin America Fund	74,430	$ 3,666,402
TOTAL EQUITY FUNDS (Cost $2,846,638,490)		3,315,242,940
Fixed-Income Funds - 37.1%

Fixed-Income Funds - 37.1%
Fidelity Floating Rate High IncomeFund	11,394,626	113,262,578
Fidelity Focused High Income Fund	4,087,585	38,341,551
Fidelity High Income Fund	8,890,261	82,412,719
Fidelity New Markets Income Fund	2,098,931	36,962,183
Fidelity Real Estate Income Fund	868,477	9,874,587
Spartan U.S. Bond Index Fund Investor Class	147,398,623	1,773,205,434
TOTAL FIXED-INCOME FUNDS (Cost $1,949,669,462)		2,054,059,052
Money Market Funds - 3.0%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $169,345,600)	169,345,600	$ 169,345,600
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,965,653,552)		5,538,647,592
NET OTHER ASSETS (LIABILITIES) - 0.0%		(953,801)
NET ASSETS - 100%		$ 5,537,693,791
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $4,968,092,002. Net unrealized appreciation aggregated $570,555,590, of which $617,653,067 related to appreciated investment securities and $47,097,477 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 70% Portfolio

September 30, 2012

1.837321.106

VF70-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 69.7%
	Shares	Value
Domestic Equity Funds - 51.4%
Fidelity 130/30 Large Cap Fund	10,705	$ 83,817
Fidelity Air Transportation Portfolio	16,428	608,834
Fidelity Automotive Portfolio	23,104	773,738
Fidelity Banking Portfolio	696,544	13,819,429
Fidelity Biotechnology Portfolio	49,762	5,706,161
Fidelity Blue Chip Growth Fund	6,100	307,977
Fidelity Brokerage & Investment Management Portfolio	38,534	1,857,722
Fidelity Capital Appreciation Fund	65,295	1,940,565
Fidelity Chemicals Portfolio	37,959	4,358,811
Fidelity Commodity Strategy Fund	1,164	10,258
Fidelity Communications Equipment Portfolio	5,946	131,652
Fidelity Computers Portfolio (a)	177,069	11,484,695
Fidelity Construction & Housing Portfolio	122,093	5,599,169
Fidelity Consumer Discretionary Portfolio	389,675	10,778,403
Fidelity Consumer Finance Portfolio	94,797	1,359,395
Fidelity Consumer Staples Portfolio	370,383	30,297,302
Fidelity Contrafund	1,026	81,738
Fidelity Defense & Aerospace Portfolio	3,967	328,205
Fidelity Dividend Growth Fund	87,831	2,647,223
Fidelity Electronics Portfolio	21,063	949,109
Fidelity Energy Portfolio	349,143	18,389,336
Fidelity Energy Service Portfolio (a)	87,271	5,980,697
Fidelity Environmental & Alternative Energy Portfolio	23,319	370,535
Fidelity Equity Dividend Income Fund	520	10,271
Fidelity Equity-Income Fund	2,637	124,900
Fidelity Financial Services Portfolio	185,282	11,009,470
Fidelity Fund	5,425	196,655
Fidelity Gold Portfolio	96,862	4,186,386
Fidelity Growth Company Fund	58,571	5,754,040
Fidelity Health Care Portfolio	50,246	7,365,530
Fidelity Independence Fund	98,600	2,517,263
Fidelity Industrial Equipment Portfolio	167,561	6,022,159
Fidelity Industrials Portfolio	503,394	12,448,932
Fidelity Insurance Portfolio	148,759	7,644,742
Fidelity IT Services Portfolio	128,469	3,254,109
Fidelity Large Cap Stock Fund	38,322	783,682
Fidelity Large Cap Value Fund	6,408	75,673
Fidelity Leisure Portfolio	1,910	201,961
Fidelity Leveraged Company Stock Fund	964	29,315
Fidelity Magellan Fund	902	67,460
Fidelity Materials Portfolio	885	62,874
Fidelity Medical Delivery Portfolio (a)	77,009	4,719,099
Fidelity Medical Equipment & Systems Portfolio	5,156	152,045
Fidelity Mega Cap Stock Fund	223,282	2,670,453
Fidelity Mid Cap Value Fund	4,413	77,316
Fidelity Mid-Cap Stock Fund	6,449	194,562
Fidelity Multimedia Portfolio	146,431	8,230,889
Fidelity Nasdaq Composite Index Fund	44,371	1,850,714
Fidelity Natural Gas Portfolio	302	9,492

	Shares	Value
Fidelity Natural Resources Portfolio	1,786	$ 59,311
Fidelity Pharmaceuticals Portfolio	905,697	14,156,037
Fidelity Real Estate Investment Portfolio	76,993	2,436,842
Fidelity Retailing Portfolio	83,068	5,278,146
Fidelity Small Cap Growth Fund	11,224	185,869
Fidelity Small Cap Stock Fund	8,255	149,167
Fidelity Small Cap Value Fund	11,657	178,591
Fidelity Software & Computer Services Portfolio	143,999	12,906,667
Fidelity Technology Portfolio (a)	206,814	21,645,169
Fidelity Telecom and Utilities Fund	708,622	13,513,419
Fidelity Telecommunications Portfolio	107,794	5,650,550
Fidelity Transportation Portfolio	36,580	1,815,855
Fidelity Utilities Portfolio	79,956	4,570,267
Fidelity Value Discovery Fund	1,637	26,733
Fidelity Value Fund	1,157	85,710
Spartan 500 Index Fund Investor Class	173,963	8,924,319
Spartan Extended Market Index Fund Investor Class	344,308	13,854,937
Spartan Total Market Index Fund Investor Class	323,646	13,534,887
VIP Mid Cap Portfolio Investor Class	18,547	603,515
TOTAL DOMESTIC EQUITY FUNDS		317,100,754
International Equity Funds - 18.3%
Fidelity Canada Fund	16,639	902,683
Fidelity China Region Fund	4,500	125,589
Fidelity Diversified International Fund	382,191	11,087,366
Fidelity Emerging Asia Fund	139,328	3,962,493
Fidelity Emerging Markets Fund	118,109	2,618,469
Fidelity International Capital Appreciation Fund	554,404	7,246,058
Fidelity International Discovery Fund	366,231	11,635,154
Fidelity International Growth Fund	33,670	301,684
Fidelity International Real Estate Fund	22,121	193,334
Fidelity International Small Cap Fund	8,411	168,133
Fidelity International Small Cap Opportunities Fund	240,030	2,573,117
Fidelity Japan Fund	74,259	700,264
Fidelity Japan Smaller Companies Fund	237,529	2,218,525
Fidelity Nordic Fund	176,988	5,499,027
Fidelity Overseas Fund	64,315	1,996,335
Fidelity Pacific Basin Fund	173,635	4,326,977
Spartan International Index Fund Investor Class	1,758,252	57,723,422
TOTAL INTERNATIONAL EQUITY FUNDS		113,278,630
TOTAL EQUITY FUNDS (Cost $340,483,449)		430,379,384
Fixed-Income Funds - 27.5%
	Shares	Value
Fixed-Income Funds - 27.5%
Fidelity Floating Rate High Income Fund	1,232,250	$ 12,248,564
Fidelity Focused High Income Fund	616,181	5,779,774
Fidelity High Income Fund	766,781	7,108,057
Fidelity New Markets Income Fund	262,500	4,622,631
Fidelity Real Estate Income Fund	92,162	1,047,883
Spartan U.S. Bond Index Fund Investor Class	11,543,981	138,874,086
TOTAL FIXED-INCOME FUNDS (Cost $155,608,746)		169,680,995
Money Market Funds - 2.8%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $17,653,691)	17,653,691	$ 17,653,691
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $513,745,886)		617,714,070
NET OTHER ASSETS (LIABILITIES) - 0.0%		(103,452)
NET ASSETS - 100%		$ 617,610,618
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $514,298,227. Net unrealized appreciation aggregated $103,415,843, of which $108,217,164 related to appreciated investment securities and $4,801,321 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 85% Portfolio

September 30, 2012

1.837323.106

VF85-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 83.6%
	Shares	Value
Domestic Equity Funds - 62.2%
Fidelity 130/30 Large Cap Fund	6,357	$ 49,776
Fidelity Air Transportation Portfolio	11,353	420,760
Fidelity Automotive Portfolio	21,008	703,572
Fidelity Banking Portfolio	525,278	10,421,522
Fidelity Biotechnology Portfolio	31,624	3,626,317
Fidelity Blue Chip Growth Fund	2,060	103,999
Fidelity Brokerage & Investment Management Portfolio	19,482	939,224
Fidelity Capital Appreciation Fund	12,050	358,128
Fidelity Chemicals Portfolio	27,674	3,177,848
Fidelity Commodity Strategy Fund	1,164	10,258
Fidelity Communications Equipment Portfolio	6,051	133,972
Fidelity Computers Portfolio (a)	130,421	8,459,075
Fidelity Construction & Housing Portfolio	66,020	3,027,696
Fidelity Consumer Discretionary Portfolio	257,064	7,110,378
Fidelity Consumer Finance Portfolio	170,181	2,440,395
Fidelity Consumer Staples Portfolio	160,898	13,161,459
Fidelity Contrafund	891	71,031
Fidelity Defense & Aerospace Portfolio	4,384	362,702
Fidelity Dividend Growth Fund	2,830	85,285
Fidelity Electronics Portfolio	55,880	2,517,970
Fidelity Energy Portfolio	169,143	8,908,774
Fidelity Energy Service Portfolio (a)	88,405	6,058,369
Fidelity Environmental & Alternative Energy Portfolio	4,145	65,861
Fidelity Equity Dividend Income Fund	1,240	24,518
Fidelity Equity-Income Fund	1,012	47,936
Fidelity Financial Services Portfolio	7,875	467,916
Fidelity Global Commodity Stock Fund	1,782	26,291
Fidelity Gold Portfolio	64,536	2,789,228
Fidelity Growth Company Fund	7,272	714,374
Fidelity Health Care Portfolio	58,924	8,637,644
Fidelity Independence Fund	8,099	206,759
Fidelity Industrial Equipment Portfolio	73,865	2,654,717
Fidelity Industrials Portfolio	293,502	7,258,307
Fidelity Insurance Portfolio	158,570	8,148,908
Fidelity IT Services Portfolio	154,914	3,923,967
Fidelity Large Cap Stock Fund	7,857	160,681
Fidelity Large Cap Value Fund	9,258	109,336
Fidelity Leisure Portfolio	1,781	188,302
Fidelity Leveraged Company Stock Fund	3,104	94,394
Fidelity Magellan Fund	858	64,221
Fidelity Materials Portfolio	323	22,983
Fidelity Medical Delivery Portfolio (a)	2,369	145,160
Fidelity Medical Equipment & Systems Portfolio	1,975	58,256
Fidelity Mega Cap Stock Fund	44,518	532,431
Fidelity Mid Cap Value Fund	4,528	79,331
Fidelity Mid-Cap Stock Fund	2,614	78,865
Fidelity Multimedia Portfolio	89,367	5,023,339
Fidelity Nasdaq Composite Index Fund	892	37,215

	Shares	Value
Fidelity Natural Gas Portfolio	34,324	$ 1,079,487
Fidelity Natural Resources Portfolio	15,980	530,547
Fidelity Pharmaceuticals Portfolio	251,113	3,924,898
Fidelity Real Estate Investment Portfolio	356	11,272
Fidelity Retailing Portfolio	41,824	2,657,510
Fidelity Small Cap Growth Fund	2,262	37,452
Fidelity Small Cap Stock Fund	3,469	62,686
Fidelity Small Cap Value Fund	11,092	169,933
Fidelity Software & Computer Services Portfolio	82,062	7,355,225
Fidelity Technology Portfolio (a)	49,244	5,153,827
Fidelity Telecom and Utilities Fund	397,926	7,588,447
Fidelity Telecommunications Portfolio	58,857	3,085,297
Fidelity Transportation Portfolio	9,977	495,234
Fidelity Utilities Portfolio	1,818	103,920
Fidelity Value Discovery Fund	594	9,692
Spartan 500 Index Fund Investor Class	2,644	135,622
Spartan Extended Market Index Fund Investor Class	192	7,723
Spartan Total Market Index Fund Investor Class	28,290	1,183,098
VIP Energy Portfolio Investor Class	16,688	335,434
VIP Mid Cap Portfolio Investor Class	2,527	82,228
TOTAL DOMESTIC EQUITY FUNDS		147,718,982
International Equity Funds - 21.4%
Fidelity Canada Fund	5,051	274,024
Fidelity China Region Fund	5,086	141,947
Fidelity Diversified International Fund	326,533	9,472,734
Fidelity Emerging Asia Fund	87,144	2,478,371
Fidelity Emerging Markets Fund	33,000	731,613
Fidelity International Capital Appreciation Fund	540,009	7,057,915
Fidelity International Discovery Fund	174,113	5,531,565
Fidelity International Real Estate Fund	14,937	130,546
Fidelity International Small Cap Fund	8,843	176,764
Fidelity International Small Cap Opportunities Fund	117,547	1,260,108
Fidelity Japan Fund	8,600	81,096
Fidelity Japan Smaller Companies Fund	12,005	112,130
Fidelity Nordic Fund	11,056	343,500
Fidelity Overseas Fund	336	10,440
Fidelity Pacific Basin Fund	63,279	1,576,921
Spartan International Index Fund Investor Class	653,575	21,456,855
TOTAL INTERNATIONAL EQUITY FUNDS		50,836,529
TOTAL EQUITY FUNDS (Cost $160,154,829)		198,555,511
Fixed-Income Funds - 16.4%
	Shares	Value
Fixed-Income Funds - 16.4%
Fidelity Floating Rate High Income Fund	3,766	$ 37,433
Fidelity Focused High Income Fund	110,061	1,032,374
Fidelity High Income Fund	428,701	3,974,055
Fidelity New Markets Income Fund	59,684	1,051,028
Fidelity Real Estate Income Fund	26,492	301,214
Spartan U.S. Bond Index Fund Investor Class	2,696,195	32,435,220
TOTAL FIXED-INCOME FUNDS (Cost $36,302,432)		38,831,324
Money Market Funds - 0.0%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $17,069)	17,069	$ 17,069
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $196,474,330)		237,403,904
NET OTHER ASSETS (LIABILITIES) - 0.0%		(40,228)
NET ASSETS - 100%		$ 237,363,676
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $196,766,014. Net unrealized appreciation aggregated $40,637,890, of which $42,828,336 related to appreciated investment securities and $2,190,446 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Bond Portfolio

September 30, 2012

1.808780.108

VIPIGB-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 99.0%
	Shares	Value
Fidelity Specialized High Income Central Fund (d)	478,614	$ 50,512,917
Fidelity VIP Investment Grade Central Fund (d)	29,712,752	3,299,601,160
TOTAL FIXED-INCOME FUNDS (Cost $3,121,841,562)		3,350,114,077
Nonconvertible Bonds - 0.1%
	Principal Amount
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp. 5.05% 3/15/22 (Cost $4,501,084)	$ 4,420,000	4,869,489
Asset-Backed Securities - 0.0%

Advanta Business Card Master Trust Series 2007-D1 Class D, 1.5863% 1/22/13 (b)(c)	1,800,000	27,000
Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17	440,000	442,845
National Collegiate Student Loan Trust Series 2004-2 Class AIO, 9.75% 10/27/14 (e)	1,525,000	9,014
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (b)	180,261	0
TOTAL ASSET-BACKED SECURITIES (Cost $476,535)		478,859
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4265% 5/25/47 (c)	504,014	328,362
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3865% 2/25/37 (c)	1,374,592	1,118,980
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6153% 3/25/35 (c)	882,177	498,421
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,107,766)		1,945,763
Money Market Funds - 0.4%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a) (Cost $14,408,396)	14,408,396	$ 14,408,396
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $3,142,335,343)		3,371,816,584
NET OTHER ASSETS (LIABILITIES) - 0.4%		13,681,982
NET ASSETS - 100%		$ 3,385,498,566
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,000 or 0.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,628
Fidelity Specialized High Income Central Fund	2,917,560
Fidelity VIP Investment Grade Central Fund	67,784,756
Total	$ 70,737,944
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 59,381,175	$ 2,917,561	$ 15,005,677	$ 50,512,917	12.5%
Fidelity VIP Investment Grade Central Fund	2,865,802,940	355,262,420	19,980,012	3,299,601,160	77.3%
Total	$ 2,925,184,115	$ 358,179,981	$ 34,985,689	$ 3,350,114,077
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,869,489	$ -	$ 4,869,489	$ -
Asset-Backed Securities	478,859	-	451,859	27,000
Collateralized Mortgage Obligations	1,945,763	-	1,447,342	498,421
Fixed-Income Funds	3,350,114,077	3,350,114,077	-	-
Money Market Funds	14,408,396	14,408,396	-	-
Total Investments in Securities:	$ 3,371,816,584	$ 3,364,522,473	$ 6,768,690	$ 525,421
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $3,087,716,133. Net unrealized appreciation aggregated $284,100,451, of which $284,125,840 related to appreciated investment securities and $25,389 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities and collateralized mortgage obligations, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2005 Portfolio

September 30, 2012

1.822891.107

VIPIFF2005-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.3%
	Shares	Value
Domestic Equity Funds - 26.3%
VIP Contrafund Portfolio Investor Class	22,323	$ 596,461
VIP Equity-Income Portfolio Investor Class	29,918	632,460
VIP Growth & Income Portfolio Investor Class	48,433	718,269
VIP Growth Portfolio Investor Class	13,992	607,126
VIP Mid Cap Portfolio Investor Class	5,333	173,530
VIP Value Portfolio Investor Class	37,050	462,390
VIP Value Strategies Portfolio Investor Class	21,138	222,374
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,508,242)		3,412,610
International Equity Funds - 9.5%

Developed International Equity Funds - 7.3%
VIP Overseas Portfolio Investor Class R	61,293	948,818
Emerging Markets Equity Funds - 2.2%
VIP Emerging Markets Portfolio Investor Class R	34,979	290,679
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,456,721)		1,239,497
Bond Funds - 34.9%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	108,625	$ 648,491
Investment Grade Bond Funds - 29.9%
VIP Investment Grade Bond Portfolio Investor Class	286,766	3,882,806
TOTAL BOND FUNDS (Cost $4,273,680)		4,531,297
Short-Term Funds - 29.3%

VIP Money Market Portfolio Investor Class (Cost $3,813,211)	3,813,211	3,813,211
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,051,854)		12,996,615
NET OTHER ASSETS (LIABILITIES) - 0.0%		16
NET ASSETS - 100%		$ 12,996,631
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $13,137,890. Net unrealized depreciation aggregated $141,275, of which $475,082 related to appreciated investment securities and $616,357 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2010 Portfolio

September 30, 2012

1.822892.107

VIPIFF2010-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.2%
	Shares	Value
Domestic Equity Funds - 35.2%
VIP Contrafund Portfolio Investor Class	127,212	$ 3,399,112
VIP Equity-Income Portfolio Investor Class	170,471	3,603,761
VIP Growth & Income Portfolio Investor Class	275,981	4,092,804
VIP Growth Portfolio Investor Class	79,755	3,460,579
VIP Mid Cap Portfolio Investor Class	30,392	988,958
VIP Value Portfolio Investor Class	211,123	2,634,812
VIP Value Strategies Portfolio Investor Class	120,469	1,267,337
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,738,102)		19,447,363
International Equity Funds - 12.8%

Developed International Equity Funds - 9.8%
VIP Overseas Portfolio Investor Class R	349,327	5,407,578
Emerging Markets Equity Funds - 3.0%
VIP Emerging Markets Portfolio Investor Class R	199,333	1,656,455
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,943,857)		7,064,033
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	462,500	$ 2,761,126
Investment Grade Bond Funds - 34.7%
VIP Investment Grade Bond Portfolio Investor Class	1,414,384	19,150,754
TOTAL BOND FUNDS (Cost $20,732,020)		21,911,880
Short-Term Funds - 12.3%

VIP Money Market Portfolio Investor Class (Cost $6,816,247)	6,816,247	6,816,247
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $57,230,226)		55,239,523
NET OTHER ASSETS (LIABILITIES) - 0.0%		38
NET ASSETS - 100%		$ 55,239,561
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $57,569,416. Net unrealized depreciation aggregated $2,329,893, of which $2,144,358 related to appreciated investment securities and $4,474,251 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2015 Portfolio

September 30, 2012

1.822893.107

VIPIFF2015-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.5%
	Shares	Value
Domestic Equity Funds - 36.5%
VIP Contrafund Portfolio Investor Class	182,699	$ 4,881,717
VIP Equity-Income Portfolio Investor Class	244,814	5,175,367
VIP Growth & Income Portfolio Investor Class	396,343	5,877,770
VIP Growth Portfolio Investor Class	114,551	4,970,356
VIP Mid Cap Portfolio Investor Class	43,651	1,420,391
VIP Value Portfolio Investor Class	303,202	3,783,965
VIP Value Strategies Portfolio Investor Class	173,027	1,820,241
TOTAL DOMESTIC EQUITY FUNDS (Cost $28,629,959)		27,929,807
International Equity Funds - 13.2%

Developed International Equity Funds - 10.1%
VIP Overseas Portfolio Investor Class R	501,758	7,767,214
Emerging Markets Equity Funds - 3.1%
VIP Emerging Markets Portfolio Investor Class R	286,292	2,379,084
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,112,666)		10,146,298
Bond Funds - 40.3%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	642,734	$ 3,837,122
Investment Grade Bond Funds - 35.3%
VIP Investment Grade Bond Portfolio Investor Class	1,997,520	27,046,420
TOTAL BOND FUNDS (Cost $29,100,753)		30,883,542
Short-Term Funds - 10.0%

VIP Money Market Portfolio Investor Class (Cost $7,633,458)	7,633,458	7,633,458
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $77,476,836)		76,593,105
NET OTHER ASSETS (LIABILITIES) - 0.0%		35
NET ASSETS - 100%		$ 76,593,140
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $77,842,390. Net unrealized depreciation aggregated $1,249,285, of which $3,659,613 related to appreciated investment securities and $4,908,898 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2020 Portfolio

September 30, 2012

1.822895.107

VIPIFF2020-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.6%
	Shares	Value
Domestic Equity Funds - 40.6%
VIP Contrafund Portfolio Investor Class	319,641	$ 8,540,796
VIP Equity-Income Portfolio Investor Class	428,306	9,054,379
VIP Growth & Income Portfolio Investor Class	693,404	10,283,183
VIP Growth Portfolio Investor Class	200,415	8,696,023
VIP Mid Cap Portfolio Investor Class	76,370	2,485,067
VIP Value Portfolio Investor Class	530,459	6,620,133
VIP Value Strategies Portfolio Investor Class	302,716	3,184,568
TOTAL DOMESTIC EQUITY FUNDS (Cost $49,576,817)		48,864,149
International Equity Funds - 14.7%

Developed International Equity Funds - 11.3%
VIP Overseas Portfolio Investor Class R	877,790	13,588,189
Emerging Markets Equity Funds - 3.4%
VIP Emerging Markets Portfolio Investor Class R	500,846	4,162,033
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,873,356)		17,750,222
Bond Funds - 38.3%
	Shares	Value
High Yield Bond Funds - 5.9%
VIP High Income Portfolio Investor Class	1,182,779	$ 7,061,189
Investment Grade Bond Funds - 32.4%
VIP Investment Grade Bond Portfolio Investor Class	2,882,459	39,028,492
TOTAL BOND FUNDS (Cost $43,812,276)		46,089,681
Short-Term Funds - 6.4%

VIP Money Market Portfolio Investor Class (Cost $7,666,932)	7,666,932	7,666,932
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $121,929,381)		120,370,984
NET OTHER ASSETS (LIABILITIES) - 0.0%		36
NET ASSETS - 100%		$ 120,371,020
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $122,581,698. Net unrealized depreciation aggregated $2,210,714, of which $5,928,421 related to appreciated investment securities and $8,139,135 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2025 Portfolio

September 30, 2012

1.822896.107

VIPIFF2025-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.3%
	Shares	Value
Domestic Equity Funds - 49.3%
VIP Contrafund Portfolio Investor Class	214,350	$ 5,727,421
VIP Equity-Income Portfolio Investor Class	287,219	6,071,802
VIP Growth & Income Portfolio Investor Class	464,989	6,895,781
VIP Growth Portfolio Investor Class	134,401	5,831,655
VIP Mid Cap Portfolio Investor Class	51,211	1,666,400
VIP Value Portfolio Investor Class	355,720	4,439,386
VIP Value Strategies Portfolio Investor Class	202,990	2,135,452
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,035,234)		32,767,897
International Equity Funds - 17.9%

Developed International Equity Funds - 13.7%
VIP Overseas Portfolio Investor Class R	588,977	9,117,360
Emerging Markets Equity Funds - 4.2%
VIP Emerging Markets Portfolio Investor Class R	336,055	2,792,615
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,924,482)		11,909,975
Bond Funds - 32.2%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Investor Class	829,691	$ 4,953,253
Investment Grade Bond Funds - 24.7%
VIP Investment Grade Bond Portfolio Investor Class	1,213,091	16,425,258
TOTAL BOND FUNDS (Cost $20,303,679)		21,378,511
Short-Term Funds - 0.6%

VIP Money Market Portfolio Investor Class (Cost $375,837)	375,837	375,837
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $63,639,232)		66,432,220
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$ 66,432,223
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $63,997,427. Net unrealized appreciation aggregated $2,434,793, of which $5,860,293 related to appreciated investment securities and $3,425,500 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2030 Portfolio

September 30, 2012

1.822894.107

VIPIFF2030-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Domestic Equity Funds - 51.6%
VIP Contrafund Portfolio Investor Class	217,186	$ 5,803,201
VIP Equity-Income Portfolio Investor Class	291,023	6,152,232
VIP Growth & Income Portfolio Investor Class	471,149	6,987,139
VIP Growth Portfolio Investor Class	136,180	5,908,829
VIP Mid Cap Portfolio Investor Class	51,889	1,688,470
VIP Value Portfolio Investor Class	360,431	4,498,181
VIP Value Strategies Portfolio Investor Class	205,678	2,163,728
TOTAL DOMESTIC EQUITY FUNDS (Cost $32,499,124)		33,201,780
International Equity Funds - 18.8%

Developed International Equity Funds - 14.4%
VIP Overseas Portfolio Investor Class R	596,526	9,234,223
Emerging Markets Equity Funds - 4.4%
VIP Emerging Markets Portfolio Investor Class R	340,368	2,828,460
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,725,661)		12,062,683
Bond Funds - 29.6%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Investor Class	810,971	$ 4,841,495
Investment Grade Bond Funds - 22.1%
VIP Investment Grade Bond Portfolio Investor Class	1,047,295	14,180,379
TOTAL BOND FUNDS (Cost $18,194,978)		19,021,874
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $64,419,763)	64,286,337
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100%	$ 64,286,335
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $64,782,730. Net unrealized depreciation aggregated $496,393, of which $4,076,383 related to appreciated investment securities and $4,572,776 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® Income Portfolio

September 30, 2012

1.822890.107

VIPIFFINC-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.4%
	Shares	Value
Domestic Equity Funds - 14.4%
VIP Contrafund Portfolio Investor Class	34,073	$ 910,435
VIP Equity-Income Portfolio Investor Class	45,661	965,275
VIP Growth & Income Portfolio Investor Class	73,923	1,096,283
VIP Growth Portfolio Investor Class	21,360	926,812
VIP Mid Cap Portfolio Investor Class	8,140	264,892
VIP Value Portfolio Investor Class	56,550	705,743
VIP Value Strategies Portfolio Investor Class	32,269	339,472
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,885,136)		5,208,912
International Equity Funds - 5.3%

Developed International Equity Funds - 4.1%
VIP Overseas Portfolio Investor Class R	95,007	1,470,715
Emerging Markets Equity Funds - 1.2%
VIP Emerging Markets Portfolio Investor Class R	54,212	450,505
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,761,164)		1,921,220
Bond Funds - 40.2%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	301,453	$ 1,799,674
Investment Grade Bond Funds - 35.2%
VIP Investment Grade Bond Portfolio Investor Class	941,533	12,748,359
TOTAL BOND FUNDS (Cost $13,642,392)		14,548,033
Short-Term Funds - 40.1%

VIP Money Market Portfolio Investor Class (Cost $14,495,479)	14,495,479	14,495,479
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $34,784,171)		36,173,644
NET OTHER ASSETS (LIABILITIES) - 0.0%		69
NET ASSETS - 100%		$ 36,173,713
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $34,908,727. Net unrealized appreciation aggregated $1,264,917, of which $1,748,791 related to appreciated investment securities and $483,874 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Money Market Portfolio

September 30, 2012

1.807728.108

VIPMM-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 38.0%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 1.1%
Branch Banking & Trust Co.
10/22/12 to 3/27/13	0.36 to 0.42%	$ 16,000,000	$ 16,000,000
State Street Bank & Trust Co., Boston
12/14/12	0.20	7,000,000	7,000,000
			23,000,000
London Branch, Eurodollar, Foreign Banks - 4.6%
Australia & New Zealand Banking Group Ltd.
12/5/12 to 12/14/12	0.40 to 0.41	9,000,000	9,000,126
DNB Bank ASA
1/22/13	0.30	7,000,000	7,000,000
HSBC Bank PLC
12/28/12	0.42	8,000,000	8,000,000
Mizuho Corporate Bank Ltd.
10/9/12 to 10/16/12	0.43 to 0.44	5,000,000	5,000,000
National Australia Bank Ltd.
10/11/12 to 1/11/13	0.34 to 0.42 (c)	66,000,000	66,000,000
			95,000,126
New York Branch, Yankee Dollar, Foreign Banks - 32.3%
Bank of Montreal Chicago CD Program
10/9/12 to 9/6/13	0.19 to 0.65 (c)	91,000,000	91,001,004
Bank of Nova Scotia
11/1/12 to 9/12/13	0.31 to 0.69 (c)	50,000,000	50,001,928
Bank of Tokyo-Mitsubishi UFJ Ltd.
11/7/12 to 3/26/13	0.42 to 0.50 (c)	79,000,000	79,000,000
Canadian Imperial Bank of Commerce
10/1/12 to 9/17/13	0.49 to 0.66 (c)	64,000,000	64,000,000
DnB NOR Bank ASA
1/14/13	0.30	4,000,000	4,000,000
Mitsubishi UFJ Trust & Banking Corp.
10/22/12 to 2/21/13	0.43 to 0.55	24,000,000	24,000,000
Mizuho Corporate Bank Ltd.
10/2/12 to 1/22/13	0.38 to 0.41	64,000,000	64,000,000
National Bank of Canada
2/4/13 to 2/20/13	0.35 to 0.54 (c)	18,000,000	18,000,000
Royal Bank of Canada
9/1/13	0.82 (c)	27,000,000	27,000,000
Skandinaviska Enskilda Banken
11/8/12	0.36	18,000,000	18,000,000
Societe Generale
11/1/12	0.40	28,000,000	28,000,000
Sumitomo Mitsui Banking Corp.
10/2/12 to 3/26/13	0.38 to 0.44 (c)	92,000,000	92,000,000
Sumitomo Trust & Banking Co. Ltd.
10/9/12 to 11/26/12	0.41 to 0.42	48,000,000	48,000,000

	Yield (a)	Principal Amount	Value
Svenska Handelsbanken, Inc.
12/27/12 to 1/24/13	0.25 to 0.27%	$ 16,000,000	$ 16,000,204
Toronto-Dominion Bank
11/7/12 to 3/28/13	0.30 to 0.62 (c)	54,000,000	54,000,000
			677,003,136
TOTAL CERTIFICATE OF DEPOSIT			795,003,262
Financial Company Commercial Paper - 12.5%

ASB Finance Ltd. (London)
12/10/12	0.33 (c)	11,000,000	10,998,958
Barclays Bank PLC
10/26/12	0.70 (b)	1,000,000	1,000,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/19/12 to 10/25/12	0.26	3,000,000	2,999,523
BAT International Finance PLC
10/10/12 to 10/29/12	0.43 to 0.45	10,000,000	9,997,489
Commonwealth Bank of Australia
10/22/12 to 12/21/12	0.27 to 0.40 (c)	31,000,000	30,996,365
Credit Suisse New York Branch
10/1/12 to 10/9/12	0.37 to 0.38	42,000,000	41,998,058
DNB Bank ASA
10/1/12 to 1/7/13	0.30 to 0.33	12,000,000	11,996,733
JPMorgan Chase & Co.
11/15/12	0.28	6,000,000	5,997,900
PNC Bank NA
2/15/13	0.39	5,000,000	4,992,579
Royal Bank of Scotland PLC
10/18/12	0.45	1,000,000	999,788
Skandinaviska Enskilda Banken AB
11/28/12	0.37	4,000,000	3,997,616
Sumitomo Mitsui Banking Corp.
12/24/12	0.44	5,000,000	4,994,925
Svenska Handelsbanken, Inc.
10/9/12 to 1/22/13	0.25 to 0.31	17,000,000	16,990,390
Swedbank AB
12/3/12 to 12/12/12	0.26 to 0.31	29,950,000	29,933,749
Toyota Motor Credit Corp.
3/1/13 to 3/8/13	0.31 to 0.32	6,000,000	5,991,886
UBS Finance, Inc.
10/12/12 to 1/31/13	0.30 to 0.40	60,000,000	59,981,673
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Westpac Banking Corp.
12/17/12 to 12/21/12	0.40%	$ 17,000,000	$ 16,985,056
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			260,852,688
Asset Backed Commercial Paper - 3.5%

Ciesco LP (Citibank NA Guaranteed)

11/2/12	0.25	3,000,000	2,999,333
11/5/12	0.25	1,000,000	999,757
Govco, Inc. (Liquidity Facility Citibank NA)

10/16/12	0.25	23,000,000	22,997,604
11/2/12	0.25	2,000,000	1,999,556
11/5/12	0.25	1,000,000	999,757
11/6/12	0.25	3,000,000	2,999,250
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
11/1/12	0.23	18,000,000	17,996,435
Windmill Funding Corp. (Royal Bank of Scotland PLC Guaranteed)

10/16/12	0.25 (b)	2,000,000	1,999,792
10/22/12	0.25 (b)	1,000,000	999,854
10/29/12	0.25 (b)	20,000,000	19,996,111
TOTAL ASSET BACKED COMMERCIAL PAPER			73,987,449
Other Commercial Paper - 2.0%

Devon Energy Corp.
10/29/12	0.42 (c)	10,000,000	10,000,000
Dominion Resources, Inc.
10/1/12 to 10/4/12	0.42	3,000,000	2,999,965
Ecolab, Inc.
11/12/12	0.53 (c)	5,000,000	5,000,000
Hewlett-Packard Co.
10/2/12	0.42	3,000,000	2,999,965
Northeast Utilities
10/2/12 to 10/16/12	0.43 to 0.44	4,000,000	3,999,534
Tesco Treasury Services PLC
10/10/12	0.40	1,000,000	999,900
Verizon Communications, Inc.
11/12/12	0.43 (c)	7,000,000	7,000,000
Xerox Corp.
10/1/12 to 11/6/12	0.75 to 0.80	9,000,000	8,995,068
TOTAL OTHER COMMERCIAL PAPER			41,994,432
Treasury Debt - 12.7%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 12.7%
U.S. Treasury Bills
12/27/12 to 8/22/13	0.14 to 0.20% (f)	$ 54,400,000	$ 54,363,260
U.S. Treasury Notes
10/15/12 to 8/31/13	0.15 to 0.24	209,880,000	211,018,285
TOTAL TREASURY DEBT			265,381,545
Other Note - 3.4%

Medium-Term Notes - 3.4%
Royal Bank of Canada
9/1/13 to 9/13/13	0.56 to 0.70 (b)(c)	50,000,000	50,000,000
9/6/13	0.49 (c)	21,000,000	20,996,065
TOTAL OTHER NOTE			70,996,065
Variable Rate Demand Note - 5.1%

Arizona - 0.7%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, LOC Citibank NA, VRDN
10/5/12	0.21 (c)	15,600,000	15,600,000
California - 1.7%
California Gen. Oblig. Series 2003 C1, LOC Bank of America NA, VRDN
10/5/12	0.18 (c)	6,200,000	6,200,000
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 H, LOC Bank of America NA, VRDN
10/5/12	0.22 (c)	9,700,000	9,700,000
California Health Facilities Fing. Auth. Rev. (Scripps Health Proj.) Series 2008 E, LOC Bank of America NA, VRDN
10/5/12	0.18 (c)	5,650,000	5,650,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
10/5/12	0.18 (c)(d)	13,000,000	13,000,000
			34,550,000
Colorado - 0.3%
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, LOC U.S. Bank NA, Cincinnati, VRDN
10/5/12	0.18 (c)	6,700,000	6,700,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, VRDN
10/1/12	0.34 (c)(d)	1,900,000	1,900,000
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount	Value
Florida - 0.1%
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, LOC Bank of America NA, VRDN
10/5/12	0.28% (c)	$ 1,100,000	$ 1,100,000
Indiana - 0.7%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, LOC Royal Bank of Scotland PLC, VRDN
10/5/12	0.25 (c)	7,200,000	7,200,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, LOC JPMorgan Chase Bank, VRDN
10/5/12	0.19 (c)	8,075,000	8,075,000
			15,275,000
Nevada - 0.5%
Clark County Fuel Tax Participating VRDN Series BA 08 1171 (Liquidity Facility Bank of America NA)
10/5/12	0.21 (c)(e)	11,135,000	11,135,000
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
10/5/12	0.19 (c)(d)	9,000,000	9,000,000
Texas - 0.6%
Texas Gen. Oblig. Participating VRDN Series Putters 4263 (Liquidity Facility JPMorgan Chase Bank)
10/1/12	0.20 (c)(e)	12,000,000	12,000,000
TOTAL VARIABLE RATE DEMAND NOTE			107,260,000
Government Agency Debt - 3.7%

Federal Agencies - 3.7%
Fannie Mae
2/21/13 to 9/11/14	0.16 to 0.21 (c)	25,000,000	25,038,378
Federal Home Loan Bank
11/28/12 to 9/19/13	0.16 to 0.22	33,195,000	33,193,466
Freddie Mac
2/27/13 to 3/11/13	0.15 to 0.16	18,000,000	17,988,647
TOTAL GOVERNMENT AGENCY DEBT			76,220,491
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
12/27/12	0.66 (c)(g)	3,000,000	3,000,000
Other Instrument - 1.4%
	Yield (a)	Principal Amount	Value
Time Deposits - 1.4%
Royal Bank of Scotland PLC Connecticut Branch
10/1/12 to 10/3/12	0.24%	$ 29,000,000	$ 29,000,000
Other Municipal Debt - 0.2%

New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 10/17/12, CP mode (d)	5,000,000	5,000,000
Government Agency Repurchase Agreement - 2.5%
	Maturity Amount
In a joint trading account at 0.25% dated 9/28/12 due 10/1/12 (Collateralized by U.S. Government Obligations) #	$ 10,753,223	10,753,000
With:
Citibank NA at 0.19%, dated 9/24/12 due 10/1/12 (Collateralized by U.S. Government Obligations valued at $10,202,913, 3%, 7/10/19)	10,000,369	10,000,000
ING Financial Markets LLC at 0.22%, dated:
9/7/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $1,034,568, 3.75% - 4%, 11/15/40 - 9/15/41)	1,000,196	1,000,000
9/21/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $3,090,358, 3.75% - 4%, 11/15/40 - 9/15/41)	3,000,568	3,000,000
9/28/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $5,151,544, 2%, 12/15/40)	5,000,947	5,000,000
RBC Capital Markets Corp. at:
0.21%, dated 9/24/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $3,065,031, 4%, 2/1/41)	3,000,525	3,000,000
0.22%, dated 9/6/12 due 10/5/12 (Collateralized by U.S. Treasury Obligations valued at $7,205,528, 2% - 4%, 9/25/35 - 2/1/41)	7,001,241	7,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
UBS Securities LLC at:
0.2%, dated 9/19/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $10,293,088, 2.5%, 8/1/27)	$ 10,001,667	$ 10,000,000
0.23%, dated 9/25/12 due 10/2/12 (Collateralized by U.S. Government Obligations valued at $3,065,623, 2.5%, 8/1/27)	3,000,134	3,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		52,753,000
Other Repurchase Agreement - 15.1%

Other Repurchase Agreement - 15.1%
With:
Barclays Capital, Inc. at 0.39%, dated 9/25/12 due 10/2/12 (Collateralized by Equity Securities valued at $1,080,091)	1,000,076	1,000,000
BNP Paribas Securities Corp. at:
0.32%, dated:
9/26/12 due 10/3/12 (Collateralized by Corporate Obligations valued at $1,050,047, 5.88%, 6/24/14)	1,000,062	1,000,000
9/27/12 due 10/4/12 (Collateralized by Corporate Obligations valued at $1,050,176, 4.25%, 2/15/15)	1,000,062	1,000,000
0.33%, dated 9/28/12 due 10/1/12 (Collateralized by U.S. Treasury Obligations valued at $102,002,891, 0.25%, 3/31/14)	100,002,750	100,000,000
0.53%, dated 9/25/12 due 10/2/12 (Collateralized by Corporate Obligations valued at $1,080,096, 7.88% - 8.13%, 1/15/20 - 6/15/32)	1,000,103	1,000,000
Citigroup Global Markets, Inc. at 0.48%, dated 9/28/12 due 10/1/12 (Collateralized by Corporate Obligations valued at $6,300,252, 0.69% - 1.2%, 11/1/18 - 1/21/21)	6,000,240	6,000,000
Credit Suisse Securities (USA) LLC at:
0.28%, dated 9/25/12 due 10/2/12 (Collateralized by U.S. Government Obligations valued at $4,120,257, 5.73% - 6.36%, 9/15/41 - 10/15/41)	4,000,218	4,000,000

	Maturity Amount	Value
0.31%, dated 9/24/12 due 10/1/12 (Collateralized by Equity Securities valued at $4,320,368)	$ 4,000,241	$ 4,000,000
0.85%, dated 8/1/12 due 10/30/12 (Collateralized by U.S. Treasury Obligations valued at $1,081,897, 4%, 11/15/29)	1,002,125	1,000,000
0.89%, dated:
8/8/12 due 11/6/12 (Collateralized by Corporate Obligations valued at $2,163,362, 0.51%, 8/25/36)	2,004,450	2,000,000
8/20/12 due 11/19/12 (Collateralized by Corporate Obligations valued at $2,162,857, 8.31%, 5/1/32)	2,004,499	2,000,000
0.9%, dated:
7/3/12 due 10/1/12 (Collateralized by Corporate Obligations valued at $2,165,341, 1.02%, 8/25/37)	2,004,500	2,000,000
7/11/12 due:
10/9/12 (Collateralized by Corporate Obligations valued at $4,331,075, 8.31%, 5/1/32)	4,009,000	4,000,000
10/15/12 (Collateralized by Corporate Obligations valued at $4,331,075, 8.31%, 5/1/32)	4,009,600	4,000,000
0.92%, dated:
7/18/12 due 10/16/12 (Collateralized by Corporate Obligations valued at $6,493,742, 7.76% - 7.86%, 5/15/17 - 3/1/30)	6,013,800	6,000,000
7/23/12 due 10/22/12 (Collateralized by Corporate Obligations valued at $4,328,395, 8.31%, 5/1/32)	4,009,302	4,000,000
7/24/12 due 10/24/12 (Collateralized by Corporate Obligations valued at $2,165,537, 8.31%, 5/1/32)	2,004,702	2,000,000
ING Financial Markets LLC at 0.22%, dated 9/28/12 due 10/1/12 (Collateralized by Corporate Obligations valued at $59,851,374, 5.45% - 7.75%, 1/9/17 - 5/15/38)	57,001,045	57,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at:
0.63%, dated 7/20/12 due 10/18/12 (Collateralized by Equity Securities valued at $2,174,423)	$ 2,003,150	$ 2,000,000
0.69%, dated 9/13/12 due 12/12/12 (Collateralized by Equity Securities valued at $5,436,465)	5,008,625	5,000,000
0.7%, dated 7/23/12 due 10/22/12 (Collateralized by Corporate Obligations valued at $10,885,158, 2.13%, 12/15/37)	10,017,694	10,000,000
0.79%, dated 9/13/12 due 1/11/13 (Collateralized by Corporate Obligations valued at $5,436,851, 2.13%, 12/15/37)	5,013,167	5,000,000
0.87%, dated 4/23/12 due 10/19/12 (Collateralized by Equity Securities valued at $5,455,767)	5,021,629	5,000,000
J.P. Morgan Securities, Inc. at:
0.29%, dated 9/26/12 due 10/3/12 (Collateralized by U.S. Government Obligations valued at $25,750,683, 5.63% - 6.83%, 6/25/37 - 12/25/41)	25,001,410	25,000,000
0.36%, dated 9/25/12 due 10/2/12 (Collateralized by Corporate Obligations valued at $3,151,169, 7.63%, 4/1/37)	3,000,210	3,000,000
0.47%, dated 9/17/12 due 10/5/12 (Collateralized by Mortgage Loan Obligations valued at $5,401,286, 0.57%, 11/14/36)	5,001,958	5,000,000
0.66%, dated 9/25/12 due 10/2/12 (Collateralized by Mortgage Loan Obligations valued at $1,083,357, 5.50%, 8/25/35)	1,000,128	1,000,000
0.8%, dated 9/17/12 due 12/17/12 (Collateralized by Mortgage Loan Obligations valued at $5,402,247, 5.63%, 10/15/48)	5,010,111	5,000,000
0.92%, dated 9/21/12 due 3/20/13 (Collateralized by Mortgage Loan Obligations valued at $3,241,747, 6%, 5/15/46)	3,013,800	3,000,000
Mizuho Securities USA, Inc. at:
0.42%, dated 9/25/12 due 10/5/12 (Collateralized by Corporate Obligations valued at $4,200,658, 1.25% - 5.13%, 3/15/15 - 12/15/37)	4,001,400	4,000,000

	Maturity Amount	Value
0.88%, dated 8/28/12 due 10/29/12 (Collateralized by Corporate Obligations valued at $1,091,225, 0.85%, 6/25/35 - 9/25/35)	$ 1,001,516	$ 1,000,000
0.97%, dated 8/28/12 due 11/30/12 (Collateralized by Mortgage Loan Obligations valued at $1,080,882, 0.45% - 6%, 4/25/35 - 6/16/41)	1,002,533	1,000,000
RBC Capital Markets Co. at:
0.45%, dated 9/25/12 due 10/2/12 (Collateralized by U.S. Corporate Obligations valued at $1,059,483, 1.50% - 1.75%, 3/15/28 - 12/15/37)	1,000,088	1,000,000
0.54%, dated 9/10/12 due 10/5/12:
(Collateralized by Corporate Obligations valued at $1,084,034, 2% - 8.5%, 9/15/15 - 10/1/22)	1,001,365	1,000,000
(Collateralized by Corporate Obligations valued at $2,162,430, 0.42% - 0.87%, 6/25/34 - 4/25/36)	2,002,730	2,000,000
0.58%, dated 7/5/12 due 10/5/12 (Collateralized by Corporate Obligations valued at $2,239,890, 0.38%, 12/25/35)	2,002,964	2,000,000
RBS Securities, Inc. at:
0.66%, dated 9/10/12 due 10/5/12 (Collateralized by U.S. Government Obligations valued at $5,151,857, 0% - 2.59%, 2/25/15 - 7/25/52)	5,002,750	5,000,000
0.95%, dated:
9/17/12 due 10/17/12 (Collateralized byU.S. Government Obligations valued at $7,212,136, 0%, 12/25/36)	7,005,542	7,000,000
9/21/12 due 10/19/12 (Collateralized by U.S. Government Obligations valued at $4,120,775, 0% - 2.59%, 7/25/33 - 7/25/52)	4,002,956	4,000,000
Royal Bank of Scotland PLC at:
0.66%, dated 9/10/12 due 10/5/12 (Collateralized by Corporate Obligations valued at $5,274,916, 0.92% - 5.70%, 10/15/17 - 8/12/48)	5,002,750	5,000,000
0.95%, dated 8/30/12 due 10/1/12 (Collateralized by Corporate Obligations valued at $6,429,397, 0.77% - 0.94%, 11/25/33 - 10/25/34)	6,005,067	6,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
UBS Securities LLC at:
0.62%, dated:
7/20/12 due 10/5/12 (Collateralized by Corporate Obligations valued at $2,175,963, 2.13% - 3.75%, 4/15/15 - 12/15/37)	$ 2,003,100	$ 2,000,000
8/21/12 due 10/5/12 (Collateralized by Corporate Obligations valued at $2,161,525, 1.38% - 3.75%, 6/1/13 - 1/15/30)	2,003,100	2,000,000
0.65%, dated 7/9/12 due 10/4/12 (Collateralized by Corporate Obligations valued at $3,258,365, 1.88% - 6%, 4/15/15 - 1/15/30)	3,004,713	3,000,000
TOTAL OTHER REPURCHASE AGREEMENT		317,000,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,098,448,932)		2,098,448,932
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,667,148)
NET ASSETS - 100%		$ 2,094,781,784
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,995,757 or 3.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $1,999,608. The principal amount of the outstanding reverse repurchase agreement is $2,000,000.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.66%, 12/27/12	7/18/12	$ 3,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,753,000 due 10/01/12 at 0.25%
Bank of America NA	$ 2,241,360
Citibank NA	2,276,750
Citigroup Global Markets, Inc.	878,849
Credit Suisse Securities (USA) LLC	1,174,134
Deutsche Bank Securities, Inc.	82,576
ING Financial Markets LLC	129,763
J.P. Morgan Securities, Inc.	336,204
Mizuho Securities USA, Inc.	3,244,075
RBC Capital Markets Corp.	389,289
$ 10,753,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2012, the cost of investment securities for income tax purposes was $2,098,448,932.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Strategic Income Portfolio

September 30, 2012

1.808796.108

VIPSI-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.8%
		Principal Amount (d)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 671,000	$ 1,105,473
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		170,000	170,255
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Nuance Communications, Inc.:
2.75% 8/15/27		490,000	701,925
2.75% 11/1/31 (f)		80,000	92,450
			794,375
MATERIALS - 0.1%
Metals & Mining - 0.1%
Vedanta Resources Jersey II Ltd.:
4% 3/30/17		1,100,000	1,086,250
5.5% 7/13/16		100,000	96,150
			1,182,400
TOTAL CONVERTIBLE BONDS			3,252,503
Nonconvertible Bonds - 36.5%
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		360,000	361,800
10.75% 8/15/16 (f)		132,000	142,388
Cooper Standard Auto, Inc. 8.5% 5/1/18		145,000	157,325
Dana Holding Corp.:
6.5% 2/15/19		345,000	369,150
6.75% 2/15/21		1,230,000	1,331,475
Delphi Corp.:
5.875% 5/15/19		500,000	536,250
6.125% 5/15/21		490,000	542,675
Exide Technologies 8.625% 2/1/18		1,190,000	1,023,400
International Automotive Components Group SA 9.125% 6/1/18 (f)		495,000	475,200
Stoneridge, Inc. 9.5% 10/15/17 (f)		200,000	216,000
Tenneco, Inc.:
6.875% 12/15/20		545,000	596,775
7.75% 8/15/18		125,000	136,250
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		414,000	446,085
			6,334,773

		Principal Amount (d)	Value
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		$ 210,000	$ 229,152
Ford Motor Co. 7.45% 7/16/31		238,000	296,013
General Motors Corp.:
6.75% 5/1/28 (c)		692,000	0
7.125% 7/15/13 (c)		140,000	0
7.2% 1/15/11 (c)		350,000	0
7.4% 9/1/25 (c)		45,000	0
7.7% 4/15/16 (c)		531,000	0
8.25% 7/15/23 (c)		415,000	0
8.375% 7/15/33 (c)		605,000	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		390,000	437,775
			962,940
Distributors - 0.0%
Innovation Ventures LLC / Innovation Ventures Finance Corp. 9.5% 8/15/19 (f)		375,000	363,750
Hotels, Restaurants & Leisure - 1.3%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	1,800,000	945,616
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
8.5% 2/15/20 (f)		3,095,000	3,110,475
9% 2/15/20 (f)		990,000	990,000
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		150,000	148,500
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	156,238
Graton Economic Development Authority 9.625% 9/1/19 (f)		730,000	762,850
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		355,000	402,925
MCE Finance Ltd. 10.25% 5/15/18		620,000	705,250
MGM Mirage, Inc. 10.375% 5/15/14		100,000	112,500
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(j)		125,000	87,500
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		617,080	640,786
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		216,000	240,840
NCL Corp. Ltd. 9.5% 11/15/18		125,000	136,875
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		100,000	104,500
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		60,000	62,400
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		100,000	82,500
Station Casinos LLC 3.66% 6/18/18 (e)(f)		2,035,000	1,699,225
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)		$ 50,000	$ 53,625
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		767,000	807,854
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		44,599	16,948
Wok Acquisition Corp. 10.25% 6/30/20 (f)		260,000	274,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (f)		1,440,000	1,468,800
7.75% 8/15/20		2,890,000	3,200,675
			16,211,832
Household Durables - 1.0%
D.R. Horton, Inc. 4.375% 9/15/22		555,000	551,531
Jarden Corp. 6.125% 11/15/22		280,000	298,900
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	555,325
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (f)		2,555,000	2,558,194
6.875% 2/15/21		565,000	596,075
7.125% 4/15/19		1,185,000	1,250,175
8.25% 2/15/21		1,955,000	1,940,338
8.5% 5/15/18 (e)		45,000	45,675
9% 4/15/19		1,695,000	1,728,900
9.875% 8/15/19		1,095,000	1,164,806
Sealy Mattress Co. 10.875% 4/15/16 (f)		86,000	93,525
Standard Pacific Corp.:
8.375% 5/15/18		220,000	253,825
8.375% 1/15/21		420,000	476,700
Toll Brothers Finance Corp. 5.875% 2/15/22		515,000	570,363
			12,084,332
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		645,000	734,526
Easton-Bell Sports, Inc. 9.75% 12/1/16		120,000	129,600
			864,126

		Principal Amount (d)	Value
Media - 1.3%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		$ 195,000	$ 213,038
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		740,000	740,000
6.5% 4/30/21		935,000	1,000,450
6.625% 1/31/22		820,000	893,800
7.375% 6/1/20		555,000	618,825
7.875% 4/30/18		235,000	254,388
8.125% 4/30/20		565,000	638,450
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		229,294	248,784
Checkout Holding Corp. 0% 11/15/15 (f)		280,000	165,200
Clear Channel Communications, Inc.:
5.5% 9/15/14		50,000	45,000
10.75% 8/1/16		1,755,000	1,228,500
DISH DBS Corp.:
5.875% 7/15/22 (f)		2,200,000	2,255,000
6.75% 6/1/21		860,000	938,475
EchoStar Communications Corp. 7.125% 2/1/16		1,500,000	1,650,000
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		180,000	194,400
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,366,225
8.5% 7/15/29		230,000	242,650
MDC Partners, Inc. 11% 11/1/16		65,000	70,850
MediMedia USA, Inc. 11.375% 11/15/14 (f)		50,000	46,500
Sheridan Group, Inc. 12.5% 4/15/14		272,335	226,038
Sinclair Television Group, Inc. 8.375% 10/15/18		300,000	331,500
Sirius XM Radio, Inc. 5.25% 8/15/22 (f)		490,000	487,550
Starz LLC/Starz Finance Corp. 5% 9/15/19 (f)		440,000	448,800
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		600,000	625,500
WMG Acquisition Corp. 11.5% 10/1/18		1,460,000	1,642,500
			16,572,423
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		125,000	138,125
Limited Brands, Inc. 5.625% 2/15/22		685,000	732,950
Michaels Stores, Inc. 7.75% 11/1/18 (f)		370,000	395,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Office Depot, Inc. 9.75% 3/15/19 (f)		$ 370,000	$ 370,000
Sally Holdings LLC 6.875% 11/15/19		325,000	359,938
Sonic Automotive, Inc. 9% 3/15/18		760,000	830,300
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		255,000	272,850
			3,100,063
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 6.375% 12/15/20		640,000	696,000
Levi Strauss & Co. 7.625% 5/15/20		775,000	837,000
Polymer Group, Inc. 7.75% 2/1/19		135,000	144,113
			1,677,113
TOTAL CONSUMER DISCRETIONARY			58,171,352
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 2% 12/16/19	EUR	400,000	516,146
Constellation Brands, Inc. 4.625% 3/1/23		265,000	270,300
			786,446
Food & Staples Retailing - 0.2%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		405,000	433,350
Grifols, Inc. 8.25% 2/1/18		430,000	475,150
Rite Aid Corp.:
8% 8/15/20		370,000	419,950
9.25% 3/15/20		1,325,000	1,351,500
9.75% 6/12/16		50,000	54,500
10.25% 10/15/19		160,000	180,800
			2,915,250
Food Products - 0.3%
Agrokor d.d. 8.875% 2/1/20 (f)(h)		200,000	200,000
Darling International, Inc. 8.5% 12/15/18		100,000	113,750
Dean Foods Co. 9.75% 12/15/18		635,000	722,313
Gruma SAB de CV 7.75% (Reg. S) (g)		625,000	631,250
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (f)		330,000	326,700
11.625% 5/1/14		330,000	369,600

		Principal Amount (d)	Value
MHP SA 10.25% 4/29/15 (f)		$ 390,000	$ 401,700
Michael Foods, Inc. 9.75% 7/15/18		155,000	172,825
Smithfield Foods, Inc. 6.625% 8/15/22		480,000	498,000
			3,436,138
Household Products - 0.0%
Harbinger Group, Inc. 10.625% 11/15/15		230,000	246,388
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (f)		280,000	315,700
			562,088
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		135,000	148,500
NBTY, Inc. 9% 10/1/18		425,000	471,750
Prestige Brands, Inc. 8.125% 2/1/20		75,000	83,438
Revlon Consumer Products Corp. 9.75% 11/15/15		300,000	316,500
			1,020,188
TOTAL CONSUMER STAPLES			8,720,110
ENERGY - 5.3%
Energy Equipment & Services - 0.3%
Atwood Oceanics, Inc. 6.5% 2/1/20		110,000	117,425
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		560,000	537,600
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)		350,000	349,125
Forbes Energy Services Ltd. 9% 6/15/19		350,000	332,500
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		139,000	145,255
Oil States International, Inc. 6.5% 6/1/19		360,000	382,500
Pioneer Drilling Co. 9.875% 3/15/18		275,000	299,063
Precision Drilling Corp. 6.5% 12/15/21		90,000	96,075
Pride International, Inc. 6.875% 8/15/20		260,000	329,141
Seadrill Ltd. 5.625% 9/15/17 (f)		715,000	720,363
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		140,000	149,800
			3,458,847
Oil, Gas & Consumable Fuels - 5.0%
Afren PLC 11.5% 2/1/16 (f)		200,000	227,500
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20 (f)		125,000	127,188
Berry Petroleum Co. 10.25% 6/1/14		145,000	162,219
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		$ 350,000	$ 376,250
9.625% 8/1/20 (f)		485,000	522,588
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		2,295,000	2,449,913
Chaparral Energy, Inc. 9.875% 10/1/20		155,000	174,375
Clayton Williams Energy, Inc. 7.75% 4/1/19		460,000	458,850
Concho Resources, Inc.:
5.5% 4/1/23		855,000	893,475
6.5% 1/15/22		575,000	631,063
7% 1/15/21		250,000	279,375
8.625% 10/1/17		155,000	170,888
Continental Resources, Inc.:
5% 9/15/22		960,000	999,648
5% 9/15/22 (f)		1,480,000	1,546,600
7.125% 4/1/21		215,000	238,650
8.25% 10/1/19		65,000	73,450
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19		200,000	203,000
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		390,000	418,275
Denbury Resources, Inc.:
8.25% 2/15/20		308,000	346,500
9.75% 3/1/16		105,000	113,138
DTEK Finance BV 9.5% 4/28/15 (f)		280,000	281,400
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	470,400
Energy Partners Ltd. 8.25% 2/15/18		585,000	590,850
Energy Transfer Equity LP 7.5% 10/15/20		860,000	976,100
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		1,110,000	1,245,975
EXCO Resources, Inc. 7.5% 9/15/18		1,300,000	1,215,500
Forest Oil Corp. 7.5% 9/15/20 (f)		690,000	684,825
Goodrich Petroleum Corp. 8.875% 3/15/19		305,000	295,088
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		240,000	249,600
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		320,000	384,800
7% 5/5/20 (f)		360,000	443,268
9.125% 7/2/18 (f)		480,000	619,824
11.75% 1/23/15 (f)		370,000	446,775
Laredo Pete, Inc. 7.375% 5/1/22		600,000	657,600

		Principal Amount (d)	Value
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		$ 2,640,000	$ 2,791,800
8.625% 4/15/20		1,190,000	1,303,050
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		235,000	245,575
6.25% 6/15/22		935,000	1,009,800
6.75% 11/1/20		160,000	172,800
Naftogaz of Ukraine NJSC 9.5% 9/30/14		525,000	528,938
Newfield Exploration Co.:
5.625% 7/1/24		525,000	581,438
6.875% 2/1/20		1,025,000	1,124,938
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17		360,000	394,200
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		600,000	537,000
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		830,000	971,100
Pan American Energy LLC 7.875% 5/7/21 (f)		415,000	375,575
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		930,000	983,475
Pemex Project Funding Master Trust:
5.75% 3/1/18		485,000	566,965
6.625% 6/15/35		1,320,000	1,661,880
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)		665,000	684,950
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		525,000	591,555
6.875% 1/20/40		350,000	436,450
8.375% 12/10/18		495,000	629,739
Petrohawk Energy Corp. 7.875% 6/1/15		1,615,000	1,682,381
Petroleos de Venezuela SA:
4.9% 10/28/14		2,355,000	2,126,565
5% 10/28/15		515,000	435,175
5.375% 4/12/27		1,025,000	635,500
5.5% 4/12/37		520,000	315,900
8% 11/17/13		260,000	260,780
8.5% 11/2/17 (f)		4,950,000	4,467,375
9% 11/17/21 (Reg. S)		1,425,000	1,221,938
12.75% 2/17/22 (f)		1,840,000	1,876,800
Petroleos Mexicanos:
4.875% 1/24/22		410,000	462,685
5.5% 1/21/21		455,000	532,805
5.5% 6/27/44		560,000	610,400
6% 3/5/20		345,000	414,863
6.5% 6/2/41		410,000	511,065
6.625% (f)(g)		1,505,000	1,596,805
8% 5/3/19		280,000	367,780
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleum Development Corp. 12% 2/15/18		$ 265,000	$ 288,850
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	796,800
PT Adaro Indonesia 7.625% 10/22/19 (f)		405,000	445,468
PT Pertamina Persero:
4.875% 5/3/22 (f)		675,000	722,250
5.25% 5/23/21 (f)		295,000	323,763
6% 5/3/42 (f)		475,000	513,000
6.5% 5/27/41 (f)		515,000	587,100
QEP Resources, Inc. 5.25% 5/1/23		610,000	622,200
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20 (f)		415,000	424,338
Range Resources Corp.:
5% 8/15/22		125,000	130,938
5.75% 6/1/21		125,000	133,438
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		550,000	583,000
Rosetta Resources, Inc. 9.5% 4/15/18		290,000	319,348
Southern Star Central Corp. 6.75% 3/1/16		90,000	91,688
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (f)		265,000	280,900
6.875% 2/1/21		240,000	261,600
11.25% 7/15/17		290,000	326,975
Teekay Corp. 8.5% 1/15/20		295,000	311,225
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	26,721
7.625% 4/1/37		50,000	70,072
8.375% 6/15/32		40,000	57,328
Tesoro Corp.:
4.25% 10/1/17		305,000	314,150
5.375% 10/1/22		345,000	355,350
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)		105,000	107,100
Venoco, Inc.:
8.875% 2/15/19		640,000	556,800
11.5% 10/1/17		410,000	422,300
WPX Energy, Inc. 6% 1/15/22		690,000	736,575
			61,894,272
TOTAL ENERGY			65,353,119

		Principal Amount (d)	Value
FINANCIALS - 7.3%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		$ 460,000	$ 488,750
Lloyds TSB Bank PLC 4.875% 3/30/27	GBP	500,000	940,923
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		290,000	60,900
			1,490,573
Commercial Banks - 2.1%
Abbey National Treasury Services PLC 5.25% 2/16/29	GBP	350,000	678,306
Access Finance BV 7.25% 7/25/17 (f)		290,000	303,050
Akbank T.A.S. 5.125% 7/22/15 (f)		710,000	735,738
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (f)		125,000	154,063
Banque Federative du Credit Mutuel SA 3.25% 8/23/22	EUR	200,000	264,341
Barclays Bank PLC 4.25% 1/12/22	GBP	1,000,000	1,838,224
BBVA Paraguay SA 9.75% 2/11/16 (f)		450,000	472,500
CIT Group, Inc.:
4.25% 8/15/17		1,065,000	1,099,613
5% 5/15/17		1,220,000	1,299,300
5% 8/15/22		845,000	878,800
5.25% 3/15/18		2,400,000	2,574,000
5.375% 5/15/20		1,055,000	1,142,038
5.5% 2/15/19 (f)		3,535,000	3,826,638
Co-Operative Bank PLC 4.75% 11/11/21	GBP	400,000	746,511
Commonwealth Bank of Australia 3% 9/4/26	GBP	400,000	645,320
Development Bank of Philippines 8.375% (g)(j)		620,000	685,100
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		200,000	200,000
European Investment Bank 5.375% 6/7/21	GBP	500,000	997,640
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		490,000	503,475
HSBK (Europe) BV:
7.25% 5/3/17 (f)		535,000	567,100
9.25% 10/16/13 (f)		330,000	348,150
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	40,000,000	241,985
8.2% 12/12/12	NGN	80,000,000	501,272
JSC Kazkommertsbank BV 8% 11/3/15 (f)		455,000	427,700
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		170,000	167,450
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Nordea Bank AB 2.25% 10/5/17 (Reg. S)	EUR	300,000	$ 400,633
RSHB Capital SA:
6% 6/3/21 (f)		200,000	203,240
9% 6/11/14 (f)		210,000	232,848
SSB #1 PLC 8.25% 3/10/16		200,000	190,760
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		750,000	615,000
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		400,000	406,520
Turkiye Garanti Bankasi A/S 4% 9/13/17 (f)		250,000	251,250
US Bank NA 0.817% 2/28/17 (j)	EUR	100,000	127,220
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,115,000	1,223,713
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		500,000	557,500
Wells Fargo & Co. 2.625% 8/16/22	EUR	400,000	519,069
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (f)		470,000	505,250
			26,531,317
Consumer Finance - 2.5%
Ally Financial, Inc.:
3.6375% 2/11/14 (j)		750,000	753,750
5.5% 2/15/17		750,000	781,875
7.5% 9/15/20		3,970,000	4,555,575
8% 3/15/20		3,835,000	4,486,950
Ford Motor Credit Co. LLC:
4.25% 2/3/17		2,390,000	2,540,080
4.25% 9/20/22		531,000	544,279
5.75% 2/1/21		240,000	268,800
5.875% 8/2/21		1,760,000	1,991,194
12% 5/15/15		1,620,000	2,013,822
General Motors Acceptance Corp.:
6.75% 12/1/14		915,000	976,763
8% 11/1/31		2,545,000	2,930,987
GMAC LLC:
6.75% 12/1/14		280,000	298,200
8% 11/1/31		5,653,000	6,571,613
SLM Corp.:
6% 1/25/17		930,000	1,012,538
7.25% 1/25/22		850,000	932,875
8% 3/25/20		725,000	835,563
			31,494,864

		Principal Amount (d)	Value
Diversified Financial Services - 1.9%
Aquarius Investments Luxemburg 8.25% 2/18/16		$ 600,000	$ 648,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		750,000	725,625
CDW LLC/CDW Finance Corp. 8% 12/15/18		140,000	154,350
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	18,102	35,835
8.151% 12/31/30	GBP	30,000	68,615
European Economic Community 2.875% 4/4/28	EUR	600,000	805,743
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (f)		560,000	600,600
9.375% 5/1/20 (f)		2,340,000	2,544,750
FMS Wertmanagement AoeR 3% 9/8/21	EUR	1,200,000	1,694,486
GE Capital UK Funding 4.375% 7/31/19	GBP	550,000	963,997
General Motors Financial Co., Inc. 6.75% 6/1/18		575,000	636,813
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		360,000	396,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,195,000	1,245,788
8% 1/15/18		3,243,000	3,478,118
8% 1/15/18 (f)		385,000	411,950
Indo Energy Finance BV 7% 5/7/18 (f)		425,000	439,875
JPMorgan Chase & Co. 2.75% 8/24/22	EUR	100,000	128,460
Magnesita Finance Ltd. 8.625% (f)(g)		400,000	414,000
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	150,000	274,973
Regions Financing Trust II 6.625% 5/15/47 (j)		470,000	458,250
TMK Capital SA 7.75% 1/27/18		650,000	663,000
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		1,055,000	1,236,988
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (f)(j)		290,000	316,100
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (f)		560,000	604,800
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (f)		300,000	325,500
6.8% 11/22/25 (f)		300,000	351,750
6.902% 7/9/20 (f)		725,000	848,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(j)		$ 1,775,907	$ 1,358,853
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		975,000	1,042,031
			22,874,400
Insurance - 0.0%
CNO Financial Group, Inc. 6.375% 10/1/20 (f)		255,000	260,100
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		725,000	792,063
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		1,385,000	1,495,800
6.75% 10/15/22		725,000	801,125
7.5% 2/15/20		385,000	427,350
			3,516,338
Real Estate Management & Development - 0.4%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		480,000	524,400
Realogy Corp.:
7.625% 1/15/20 (f)		630,000	694,575
7.875% 2/15/19 (f)		677,000	717,620
9% 1/15/20 (f)		1,515,000	1,674,075
Taylor Morrison Community Monarch 7.75% 4/15/20 (f)		385,000	411,950
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	249,102	431,879
			4,454,499
Thrifts & Mortgage Finance - 0.0%
General Electric Capital Corp. 2.625% 12/28/12		384,000	386,370
TOTAL FINANCIALS			91,008,461
HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 0.2%
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (f)(h)		230,000	244,375
9.875% 4/15/18 (f)(h)		235,000	231,475
Kinetic Concepts, Inc./KCI (USA), Inc.:
10.5% 11/1/18 (f)		840,000	882,000
12.5% 11/1/19 (f)		875,000	831,250
			2,189,100

		Principal Amount (d)	Value
Health Care Providers & Services - 2.9%
Community Health Systems, Inc.:
5.125% 8/15/18		$ 495,000	$ 513,563
7.125% 7/15/20		495,000	527,175
8% 11/15/19		1,295,000	1,426,119
CRC Health Group, Inc. 10.75% 2/1/16		90,000	83,475
DaVita, Inc.:
5.75% 8/15/22		475,000	494,000
6.375% 11/1/18		1,180,000	1,253,750
6.625% 11/1/20		1,375,000	1,460,938
Emergency Medical Services Corp. 8.125% 6/1/19		580,000	614,800
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (f)		1,510,000	1,604,375
5.875% 1/31/22 (f)		1,670,000	1,782,725
Gentiva Health Services, Inc. 11.5% 9/1/18		475,000	447,688
Hanger, Inc. 7.125% 11/15/18		1,230,000	1,294,575
HCA Holdings, Inc. 7.75% 5/15/21		6,940,000	7,529,900
HCA, Inc.:
5.875% 3/15/22		1,915,000	2,075,381
6.5% 2/15/16		275,000	301,125
6.5% 2/15/20		2,410,000	2,674,377
7.25% 9/15/20		1,935,000	2,157,525
7.5% 2/15/22		1,175,000	1,327,750
8% 10/1/18		135,000	155,588
Health Management Associates, Inc. 7.375% 1/15/20 (f)		290,000	313,925
HealthSouth Corp.:
5.75% 11/1/24		310,000	316,975
8.125% 2/15/20		575,000	640,550
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		650,000	620,750
InVentiv Health, Inc. 10% 8/15/18 (f)		75,000	65,250
Radiation Therapy Services, Inc. 8.875% 1/15/17		495,000	477,675
ResCare, Inc. 10.75% 1/15/19		240,000	266,400
Rotech Healthcare, Inc. 10.5% 3/15/18		220,000	125,400
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18		105,000	114,450
8.125% 11/1/18 (f)		345,000	376,050
Tenet Healthcare Corp.:
6.25% 11/1/18		3,730,000	4,112,325
6.875% 11/15/31		300,000	268,500
8% 8/1/20		740,000	794,575
UHS Escrow Corp. 7% 10/1/18		85,000	91,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		$ 375,000	$ 395,625
Vanguard Health Systems, Inc. 0% 2/1/16		21,000	14,700
			36,719,779
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		425,000	451,563
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (f)		435,000	464,363
			915,926
Pharmaceuticals - 0.6%
Elan Finance PLC/Elan Finance Corp.:
6.25% 10/15/19 (f)		450,000	453,375
8.75% 10/15/16		435,000	475,238
Leiner Health Products, Inc. 11% 6/1/49 (c)		90,000	0
Mylan, Inc.:
6% 11/15/18 (f)		950,000	1,007,000
7.625% 7/15/17 (f)		315,000	348,863
7.875% 7/15/20 (f)		570,000	639,825
Valeant Pharmaceuticals International:
6.375% 10/15/20 (f)(h)		375,000	382,500
6.75% 8/15/21 (f)		1,250,000	1,296,875
6.875% 12/1/18 (f)		805,000	847,263
VPI Escrow Corp. 6.375% 10/15/20 (f)(h)		1,485,000	1,520,195
			6,971,134
TOTAL HEALTH CARE			46,795,939
INDUSTRIALS - 3.7%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	28,500
12% 11/1/14 pay-in-kind		119,928	111,453
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		1,750,000	1,896,563
7.125% 3/15/21		150,000	161,438
			2,197,954
Airlines - 0.5%
Air Canada 9.25% 8/1/15 (f)		595,000	617,313
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		47,696	50,319

		Principal Amount (d)	Value
3.5433% 6/2/13 (j)		$ 2,532,916	$ 2,520,251
Continental Airlines, Inc. 7.25% 11/10/19		351,681	397,399
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		91,000	95,323
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		521,626	576,396
8.021% 8/10/22		214,980	232,179
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		118,756	130,335
8.028% 11/1/17		38,465	40,823
United Air Lines, Inc.:
9.875% 8/1/13 (f)		137,000	141,631
12% 11/1/13 (f)		270,000	280,125
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		530,226	611,086
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25		482,128	525,520
			6,218,700
Building Products - 0.2%
Building Materials Corp. of America 6.75% 5/1/21 (f)		425,000	465,375
HD Supply, Inc.:
8.125% 4/15/19 (f)		490,000	534,100
11% 4/15/20 (f)		1,110,000	1,232,100
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (f)(j)		125,000	135,625
			2,367,200
Commercial Services & Supplies - 1.9%
ADS Tactical, Inc. 11% 4/1/18 (f)		145,000	144,275
American Reprographics Co. 10.5% 12/15/16		395,000	414,750
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (f)		270,000	273,375
Clean Harbors, Inc. 5.25% 8/1/20 (f)		345,000	355,350
Covanta Holding Corp. 7.25% 12/1/20		430,000	476,809
Garda World Security Corp. 9.75% 3/15/17 (f)		185,000	193,325
International Lease Finance Corp.:
5.75% 5/15/16		1,155,000	1,228,112
5.875% 4/1/19		3,665,000	3,885,948
6.25% 5/15/19		2,320,000	2,494,000
6.75% 9/1/16 (f)		1,363,000	1,533,375
7.125% 9/1/18 (f)		2,505,000	2,924,588
8.25% 12/15/20		1,220,000	1,451,800
8.625% 9/15/15		655,000	745,063
8.625% 1/15/22		2,890,000	3,489,675
8.75% 3/15/17		1,570,000	1,832,975
Iron Mountain, Inc. 5.75% 8/15/24		385,000	385,963
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Geo Group, Inc. 7.75% 10/15/17		$ 220,000	$ 236,500
United Rentals North America, Inc. 8.375% 9/15/20		605,000	638,275
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		320,000	318,400
			23,022,558
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (f)(g)		1,075,000	1,142,188
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		40,000	41,350
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		200,000	222,000
Sensata Technologies BV 6.5% 5/15/19 (f)		485,000	517,738
			781,088
Industrial Conglomerates - 0.0%
Sequa Corp. 13.5% 12/1/15 pay-in-kind (f)		280,685	291,912
Machinery - 0.0%
Accuride Corp. 9.5% 8/1/18		55,000	56,513
ArvinMeritor, Inc. 10.625% 3/15/18		170,000	179,350
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (f)		355,000	370,975
			606,838
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		220,000	211,200
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		420,000	384,300
8.875% 11/1/17		925,000	955,063
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		120,000	114,000
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		95,000	77,900
			1,742,463
Road & Rail - 0.4%
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	225,000
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		230,000	257,025
8% 2/1/18		2,500,000	2,787,500
12.5% 4/1/16		355,000	394,938

		Principal Amount (d)	Value
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		$ 350,000	$ 371,000
Swift Services Holdings, Inc. 10% 11/15/18		870,000	939,600
Western Express, Inc. 12.5% 4/15/15 (f)		485,000	324,950
			5,300,013
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
6.75% 4/15/17		680,000	732,700
7.625% 4/15/20		380,000	420,850
9.75% 8/1/18		755,000	858,813
			2,012,363
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		472,440	465,353
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	100,000	191,890
			657,243
TOTAL INDUSTRIALS			46,340,520
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.3%
Avaya, Inc.:
9.75% 11/1/15		555,000	492,563
10.125% 11/1/15 pay-in-kind (j)		370,000	329,300
Brocade Communications Systems, Inc.:
6.625% 1/15/18		620,000	643,994
6.875% 1/15/20		170,000	183,804
Lucent Technologies, Inc.:
6.45% 3/15/29		3,375,000	2,210,625
6.5% 1/15/28		430,000	279,500
			4,139,786
Computers & Peripherals - 0.2%
NCR Corp. 5% 7/15/22 (f)		430,000	436,966
Seagate HDD Cayman:
7% 11/1/21		580,000	620,600
7.75% 12/15/18		795,000	878,475
			1,936,041
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		190,000	184,300
Jabil Circuit, Inc. 4.7% 9/15/22		480,000	477,600
			661,900
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		665,000	736,488
j2 Global, Inc. 8% 8/1/20 (f)		350,000	351,750
			1,088,238
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.6%
Fidelity National Information Services, Inc.:
7.625% 7/15/17		$ 240,000	$ 263,112
7.875% 7/15/20		320,000	359,200
First Data Corp.:
6.75% 11/1/20 (f)		1,085,000	1,079,575
7.375% 6/15/19 (f)		2,420,000	2,492,600
SunGard Data Systems, Inc. 7.375% 11/15/18		385,000	412,913
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (f)		2,465,000	2,569,763
13.375% 10/15/19 (f)		860,000	877,200
			8,054,363
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc.:
8.05% 2/1/20		410,000	401,800
10.75% 8/1/20		393,000	425,423
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		2,645,000	3,035,138
Spansion LLC 11.25% 1/15/16 (c)(f)		255,000	15,627
			3,877,988
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		250,000	258,125
Open Solutions, Inc. 9.75% 2/1/15 (f)		50,000	42,500
			300,625
TOTAL INFORMATION TECHNOLOGY			20,058,941
MATERIALS - 3.2%
Chemicals - 0.7%
Braskem America Finance Co. 7.125% 7/22/41 (f)		205,000	219,350
Ferro Corp. 7.875% 8/15/18		360,000	347,400
INEOS Finance PLC:
7.5% 5/1/20 (f)		370,000	374,625
8.375% 2/15/19 (f)		485,000	510,463
INEOS Group Holdings PLC 8.5% 2/15/16 (f)		645,000	609,525
LyondellBasell Industries NV:
5% 4/15/19		725,000	770,313
5.75% 4/15/24		725,000	821,063
6% 11/15/21		1,970,000	2,245,800
Momentive Performance Materials, Inc.:
9% 1/15/21		1,420,000	1,029,500

		Principal Amount (d)	Value
10% 10/15/20 (f)		$ 285,000	$ 287,850
NOVA Chemicals Corp. 3.8549% 11/15/13 (j)		105,000	104,738
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		210,000	210,000
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		265,000	283,550
PolyOne Corp. 7.375% 9/15/20		155,000	167,788
Rockwood Specialties Group, Inc. 4.625% 10/15/20		920,000	931,500
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		125,000	135,000
TPC Group LLC 8.25% 10/1/17		190,000	207,100
			9,255,565
Construction Materials - 0.6%
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (f)		285,000	285,713
9.875% 4/30/19 (f)		565,000	579,125
CEMEX Finance LLC 9.5% 12/14/16 (f)		2,320,000	2,401,200
CEMEX SA de CV:
5.3623% 9/30/15 (f)(j)		1,305,000	1,259,325
9.5% 6/15/18 (f)		1,820,000	1,856,400
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		320,000	353,184
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (f)		520,000	540,800
			7,275,747
Containers & Packaging - 0.7%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		408,347	406,305
Ball Corp. 5.75% 5/15/21		3,000,000	3,232,500
Berry Plastics Holding Corp. 4.2638% 9/15/14 (j)		45,000	44,663
BWAY Holding Co. 10% 6/15/18		205,000	230,625
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (j)		228,896	231,321
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		210,000	223,650
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,327,975
7.5% 12/15/96		160,000	135,200
Rock-Tenn Co.:
4.45% 3/1/19 (f)		150,000	160,740
4.9% 3/1/22 (f)		140,000	151,658
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		265,000	283,550
8.375% 6/15/19 (f)		355,000	379,850
Silgan Holdings, Inc. 5% 4/1/20		960,000	998,400
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		445,000	476,150
			8,282,587
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 1.0%
Aleris International, Inc.:
6% 6/1/20 (f)		$ 1,759	$ 3,503
9% 12/15/14 pay-in-kind (c)(j)		150,000	0
Alrosa Finance SA 7.75% 11/3/20 (f)		200,000	225,000
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		410,000	419,225
Edgen Murray Corp. 12.25% 1/15/15		645,000	686,925
EVRAZ Group SA:
8.25% 11/10/15 (f)		770,000	841,225
9.5% 4/24/18 (Reg. S)		325,000	365,680
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		635,000	585,788
6.875% 2/1/18 (f)		948,000	881,640
6.875% 4/1/22 (f)		1,620,000	1,482,300
8.25% 11/1/19 (f)		3,155,000	3,036,688
IAMGOLD Corp. 6.75% 10/1/20 (f)		620,000	607,600
Metinvest BV 10.25% 5/20/15 (f)		360,000	362,700
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		190,000	116,375
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		100,000	75,000
Mongolian Mining Corp. 8.875% 3/29/17 (f)		455,000	462,963
New Gold, Inc. 7% 4/15/20 (f)		125,000	131,713
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		300,000	306,000
RathGibson, Inc. 11.25% 2/15/14 (c)		297,265	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (f)(h)		725,000	730,438
11.25% 10/15/18 (f)(h)		500,000	500,000
Southern Copper Corp. 6.75% 4/16/40		250,000	288,123
SunCoke Energy, Inc. 7.625% 8/1/19		125,000	126,563
Vale SA 5.625% 9/11/42		295,000	300,110
Votorantim Cimentos SA 7.25% 4/5/41 (f)		400,000	432,000
			12,967,559
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. 10.25% 10/15/18		1,104,000	1,255,800
Clearwater Paper Corp. 7.125% 11/1/18		105,000	114,188
NewPage Corp.:
6.504% 5/1/49 (c)(j)		90,000	2,475

		Principal Amount (d)	Value
11.375% 12/31/14 (c)		$ 345,000	$ 217,350
P.H. Glatfelter Co. 7.125% 5/1/16		40,000	41,004
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		565,000	87,575
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (f)		705,000	743,775
			2,462,167
TOTAL MATERIALS			40,243,625
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.1%
Alestra SA de RL de CV 11.75% 8/11/14		850,000	956,250
Citizens Communications Co.:
7.875% 1/15/27		280,000	275,100
9% 8/15/31		220,000	234,850
Consolidated Communications, Inc. 10.875% 6/1/20 (f)		245,000	259,088
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		503,115	514,676
Eileme 2 AB 11.625% 1/31/20 (f)		935,000	1,037,850
Frontier Communications Corp.:
8.5% 4/15/20		1,010,000	1,148,875
8.75% 4/15/22		565,000	641,275
Level 3 Communications, Inc. 8.875% 6/1/19 (f)		165,000	172,425
Level 3 Financing, Inc.:
8.125% 7/1/19		380,000	401,850
8.625% 7/15/20		875,000	945,000
10% 2/1/18		385,000	428,313
SBA Telecommunications, Inc. 5.75% 7/15/20 (f)		585,000	614,250
Sprint Capital Corp.:
6.875% 11/15/28		1,757,000	1,625,225
8.75% 3/15/32		3,976,000	4,115,160
TW Telecom Holdings, Inc. 5.375% 10/1/22 (f)		405,000	414,113
U.S. West Communications:
6.875% 9/15/33		200,000	202,500
7.25% 9/15/25		35,000	42,866
7.25% 10/15/35		70,000	73,150
			14,102,816
Wireless Telecommunication Services - 2.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		1,705,000	1,687,950
Clearwire Escrow Corp. 12% 12/1/15 (f)		260,000	256,100
Digicel Group Ltd.:
7% 2/15/20 (f)		1,200,000	1,236,000
8.25% 9/1/17 (f)		990,000	1,061,775
8.25% 9/30/20 (f)		4,655,000	4,876,113
10.5% 4/15/18 (f)		2,845,000	3,093,938
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.: - continued
12% 4/1/14 (f)		$ 1,145,000	$ 1,270,950
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.375% 9/14/29	GBP	200,000	323,629
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (f)(h)		1,070,000	1,061,975
7.25% 4/1/19		1,000,000	1,075,000
7.25% 10/15/20 (f)		1,545,000	1,660,875
7.5% 4/1/21		2,485,000	2,671,375
8.5% 11/1/19		325,000	364,813
MetroPCS Wireless, Inc. 7.875% 9/1/18		385,000	417,725
MTS International Funding Ltd. 8.625% 6/22/20 (f)		1,010,000	1,217,050
NII Capital Corp. 7.625% 4/1/21		613,000	487,335
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		1,050,000	1,034,250
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		730,000	762,850
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		400,000	426,000
VimpelCom Holdings BV 7.5043% 3/1/22 (f)		365,000	382,338
			25,368,041
TOTAL TELECOMMUNICATION SERVICES			39,470,857
UTILITIES - 3.0%
Electric Utilities - 0.3%
Aguila 3 SA 7.875% 1/31/18 (f)		250,000	262,500
Comision Federal de Electricid 5.75% 2/14/42 (f)		200,000	224,000
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		440,000	220,000
Majapahit Holding BV:
7.75% 1/20/20 (f)		265,000	333,238
8% 8/7/19 (f)		165,000	208,313
Mirant Americas Generation LLC 9.125% 5/1/31		410,000	436,650
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	200,000	330,410
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (f)		1,495,000	1,169,838
			3,184,949

		Principal Amount (d)	Value
Gas Utilities - 0.3%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (f)		$ 485,000	$ 504,400
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		255,000	291,975
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	226,119
8% 3/1/32		350,000	495,084
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		210,000	212,625
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21 (f)		321,000	342,668
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,589,000	1,350,650
			3,423,521
Independent Power Producers & Energy Traders - 2.3%
Atlantic Power Corp. 9% 11/15/18		885,000	949,163
Calpine Corp.:
7.5% 2/15/21 (f)		620,000	671,150
7.875% 7/31/20 (f)		1,645,000	1,809,500
7.875% 1/15/23 (f)		2,345,000	2,591,225
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (f)		460,000	524,400
Energy Future Holdings Corp.:
10% 1/15/20		2,955,000	3,232,031
10.875% 11/1/17		440,000	400,400
12% 11/1/17 pay-in-kind (j)		685,000	606,910
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		195,000	201,825
10% 12/1/20		5,360,000	6,016,600
11% 10/1/21		2,486,000	2,510,860
11.75% 3/1/22 (f)		3,385,000	3,596,563
GenOn Energy, Inc.:
9.5% 10/15/18		315,000	357,525
9.875% 10/15/20		1,150,000	1,276,500
Listrindo Capital BV 6.95% 2/21/19 (f)		200,000	219,000
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		280,000	387,800
TXU Corp.:
5.55% 11/15/14		185,000	148,925
6.5% 11/15/24		3,145,000	1,871,275
6.55% 11/15/34		2,815,000	1,534,175
			28,905,827
Multi-Utilities - 0.1%
Centrica PLC:
4.25% 9/12/44	GBP	200,000	316,028
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Centrica PLC: - continued
4.375% 3/13/29	GBP	250,000	$ 437,077
Puget Energy, Inc. 5.625% 7/15/22 (f)		375,000	397,500
			1,150,605
Water Utilities - 0.0%
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	311,893
TOTAL UTILITIES			36,976,795
TOTAL NONCONVERTIBLE BONDS			453,139,719
TOTAL CORPORATE BONDS (Cost $428,035,257)			456,392,222
U.S. Government and Government Agency Obligations - 21.0%

U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.5% 5/27/15		367,000	368,203
0.5% 7/2/15		7,152,000	7,174,357
Federal Home Loan Bank:
0.375% 11/27/13		280,000	280,501
0.875% 12/27/13		50,000	50,402
1% 6/21/17		880,000	890,703
Tennessee Valley Authority:
5.25% 9/15/39		400,000	527,263
5.375% 4/1/56		1,200,000	1,656,876
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			10,948,305
U.S. Treasury Obligations - 19.3%
U.S. Treasury Bonds:
2.75% 8/15/42		9,857,000	9,707,607
3% 5/15/42		14,505,000	15,062,543
4.375% 2/15/38		675,000	889,946
4.75% 2/15/37		450,000	623,601
5.25% 2/15/29		2,310,000	3,241,942
5.375% 2/15/31		4,230,000	6,122,925
6.125% 8/15/29		695,000	1,067,477
6.25% 8/15/23 (i)		3,549,000	5,151,594
7.5% 11/15/16		655,000	842,443
7.875% 2/15/21		200,000	305,312
U.S. Treasury Notes:
0.25% 4/30/14		27,764,000	27,773,691
0.25% 5/31/14		3,030,000	3,031,067
0.25% 8/31/14		1,400,000	1,400,382

		Principal Amount (d)	Value
0.25% 9/15/14		$ 4,025,000	$ 4,025,471
0.25% 7/15/15		16,678,000	16,653,250
0.25% 8/15/15		13,476,000	13,454,950
0.25% 9/15/15		2,067,000	2,063,447
0.5% 8/15/14		4,306,000	4,327,026
0.5% 7/31/17		6,952,000	6,919,409
0.625% 9/30/17		8,230,000	8,230,000
0.75% 6/15/14		1,404,000	1,416,395
0.75% 6/30/17		4,441,000	4,475,693
0.875% 11/30/16		3,939,000	4,003,316
0.875% 4/30/17		4,330,000	4,392,244
0.875% 7/31/19		16,131,000	15,986,079
1% 9/30/16		10,684,000	10,912,702
1% 10/31/16		3,737,000	3,816,411
1% 9/30/19		2,000,000	1,992,500
1.25% 10/31/15		1,715,000	1,763,101
1.625% 8/15/22		5,635,000	5,630,599
1.75% 5/15/22		2,201,000	2,232,811
1.875% 6/30/15		493,000	514,261
1.875% 8/31/17		3,300,000	3,503,415
1.875% 9/30/17		1,900,000	2,016,523
1.875% 10/31/17		1,898,000	2,014,845
2% 2/15/22		1,190,000	1,238,158
2.125% 11/30/14		3,932,000	4,090,200
2.125% 5/31/15		438,000	459,181
2.375% 8/31/14		12,800,000	13,320,499
2.375% 9/30/14		942,000	982,108
2.375% 10/31/14		4,724,000	4,931,780
2.375% 2/28/15		4,000,000	4,201,564
2.375% 6/30/18		1,912,000	2,083,633
2.5% 4/30/15		2,576,000	2,722,510
2.625% 7/31/14		1,035,000	1,080,120
2.75% 11/30/16		1,500,000	1,640,039
3% 2/28/17		1,500,000	1,661,718
3.125% 10/31/16		1,340,000	1,483,632
3.125% 1/31/17		1,636,000	1,818,645
4.25% 8/15/15		1,376,000	1,530,478
4.5% 5/15/17		1,172,000	1,382,594
TOTAL U.S. TREASURY OBLIGATIONS			240,191,837
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.578% 12/7/20 (NCUA Guaranteed) (j)		366,260	367,483
Series 2011-R1 Class 1A, 0.678% 1/8/20 (NCUA Guaranteed) (j)		568,857	571,079
Series 2011-R4 Class 1A, 0.608% 3/6/20 (NCUA Guaranteed) (j)		334,826	335,624
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Other Government Related - continued
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		$ 330,000	$ 338,118
2.35% 6/12/17 (NCUA Guaranteed)		2,930,000	3,121,153
3% 6/12/19 (NCUA Guaranteed)		2,293,000	2,535,462
3.45% 6/12/21 (NCUA Guaranteed)		2,400,000	2,702,976
TOTAL OTHER GOVERNMENT RELATED			9,971,895
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $255,350,931)			261,112,037
U.S. Government Agency - Mortgage Securities - 3.0%

Fannie Mae - 0.3%
2.192% 10/1/35 (j)		3,144	3,294
2.223% 11/1/33 (j)		7,390	7,878
2.3% 9/1/33 (j)		37,054	39,209
2.3% 11/1/35 (j)		28,682	29,993
2.384% 2/1/36 (j)		8,770	9,430
2.512% 1/1/35 (j)		21,190	22,649
2.533% 3/1/33 (j)		10,357	11,085
2.558% 6/1/36 (j)		3,039	3,266
2.572% 9/1/36 (j)		8,901	9,472
2.63% 6/1/47 (j)		10,822	11,631
2.645% 2/1/37 (j)		40,442	43,463
2.703% 7/1/35 (j)		35,117	37,740
2.733% 11/1/36 (j)		5,526	5,939
2.868% 5/1/36 (j)		4,804	5,162
2.996% 4/1/36 (j)		30,669	32,959
3.213% 8/1/35 (j)		58,286	62,639
5% 9/1/22		936,749	1,020,251
5.5% 10/1/20 to 4/1/21		497,536	538,816
5.984% 3/1/37 (j)		5,967	6,412
6% 6/1/16 to 10/1/16		6,998	7,445
6.5% 3/1/13 to 8/1/36		1,073,914	1,236,658
TOTAL FANNIE MAE			3,145,391
Freddie Mac - 0.4%
2.153% 1/1/36 (j)		5,936	6,327
2.16% 6/1/33 (j)		22,841	24,190
2.195% 3/1/35 (j)		10,459	10,993
2.2% 3/1/37 (j)		3,008	3,193
2.357% 5/1/37 (j)		6,564	7,025
2.361% 2/1/37 (j)		3,984	4,183

		Principal Amount (d)	Value
2.375% 5/1/37 (j)		$ 4,614	$ 4,947
2.47% 8/1/37 (j)		9,813	10,547
2.478% 6/1/37 (j)		2,506	2,672
2.492% 4/1/35 (j)		2,559	2,751
2.601% 1/1/37 (j)		26,568	28,431
2.633% 7/1/35 (j)		26,800	28,682
2.638% 4/1/37 (j)		8,811	9,469
2.673% 7/1/35 (j)		15,874	17,069
2.686% 7/1/36 (j)		347,909	373,464
2.699% 10/1/35 (j)		22,968	24,603
2.726% 10/1/36 (j)		26,311	28,223
2.76% 5/1/37 (j)		79,126	85,048
2.76% 5/1/37 (j)		42,409	45,583
2.79% 6/1/37 (j)		18,110	19,465
2.83% 6/1/37 (j)		4,862	5,226
2.865% 9/1/35 (j)		4,748	5,104
2.97% 4/1/37 (j)		475	510
3.055% 7/1/36 (j)		9,914	10,614
3.454% 10/1/35 (j)		4,009	4,309
4% 3/1/42 to 4/1/42		1,737,277	1,904,150
4.5% 8/1/33 to 10/1/41		784,089	856,346
5.5% 2/1/19 to 7/1/35		1,731,257	1,878,487
6.5% 12/1/14 to 3/1/22		100,808	110,105
TOTAL FREDDIE MAC			5,511,716
Ginnie Mae - 2.3%
4% 9/15/25		78,313	84,906
4.5% 3/15/25 to 6/15/25		937,025	1,022,376
4.515% 3/20/62 (o)		1,220,928	1,392,694
4.55% 5/20/62 (o)		2,209,498	2,525,865
4.556% 12/20/61 (o)		1,303,470	1,483,615
4.604% 3/20/62 (o)		636,694	728,391
4.626% 3/20/62 (o)		455,007	520,197
4.65% 3/20/62 (o)		408,776	468,183
4.684% 1/20/62 (o)		1,372,904	1,568,876
4.751% 12/20/60 (o)		516,529	581,920
4.804% 3/20/61 (o)		811,479	919,867
4.834% 3/20/61 (o)		1,446,896	1,641,197
5.492% 4/20/60 (o)		765,917	883,700
5.612% 4/20/58 (o)		551,987	588,584
6% 6/15/36 to 12/20/38		6,503,336	7,369,051
6.5% 8/20/38 to 9/20/38		6,077,011	6,883,646
TOTAL GINNIE MAE			28,663,068
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $36,693,508)			37,320,175
Collateralized Mortgage Obligations - 4.1%
		Principal Amount (d)	Value
U.S. Government Agency - 4.1%
Fannie Mae:
floater:
Series 2006-114 Class FN, 0.5165% 12/25/36 (j)		$ 509,308	$ 509,760
Series 2008-76 Class EF, 0.7165% 9/25/23 (j)		112,779	113,268
Series 2010-15 Class FJ, 1.1465% 6/25/36 (j)		1,145,099	1,163,355
Series 2010-86 Class FE, 0.6665% 8/25/25 (j)		134,502	135,260
Series 2011-104 Class FK, 0.5865% 3/25/39 (j)		783,876	785,982
Series 2011-63 Class FL, 0.6165% 7/25/41 (j)		1,218,388	1,223,759
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		2,873	3,068
Series 2003-113 Class PE, 4% 11/25/18		80,000	85,733
Series 2003-70 Class BJ, 5% 7/25/33		45,000	50,563
Series 2004-80 Class LD, 4% 1/25/19		47,734	49,054
Series 2005-19 Class PA, 5.5% 7/25/34		351,708	390,031
Series 2005-52 Class PB, 6.5% 12/25/34		29,059	30,781
Series 2005-64 Class PX, 5.5% 6/25/35		341,743	382,675
Series 2010-118 Class PB, 4.5% 10/25/40		300,000	335,336
Series 2010-44 Class FM, 5% 5/25/40		510,000	598,353
Series 2011-126 Class KB, 4% 12/25/41		380,000	423,784
Series 2012-94 Class E, 3% 6/25/22		919,657	971,130
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		11,192	12,082
Series 2004-91 Class Z, 5% 12/25/34		473,037	537,964
Series 2004-95 Class AN, 5.5% 1/25/25		38,251	40,140
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	45,825
Series 2005-14 Class ZB, 5% 3/25/35		218,987	247,414
Series 2005-47 Class HK, 4.5% 6/25/20		340,000	370,416
Series 2006-72 Class CY, 6% 8/25/26		145,000	167,003
Series 2007-113 Class DB, 4.5% 12/25/22		440,000	493,713
Series 2009-14 Class EB, 4.5% 3/25/24		340,000	370,925

		Principal Amount (d)	Value
Series 2009-59 Class HB, 5% 8/25/39		$ 290,000	$ 328,516
Series 2010-97 Class CX, 4.5% 9/25/25		500,000	589,388
Series 2009-82 Class FD, 1.0665% 10/25/39 (j)		526,039	535,810
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		90,143	7,875
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		149,983	12,442
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		418,921	58,816
Series 2010-39 Class FG, 1.1365% 3/25/36 (j)		647,492	660,553
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		306,256	25,543
Series 2011-67 Class AI, 4% 7/25/26 (l)		185,680	16,738
Freddie Mac:
floater:
Series 240 Class F30, 0.5208% 7/15/36 (j)		898,097	899,548
Series 2630 Class FL, 0.7208% 6/15/18 (j)		1,990	2,002
Series 2711 Class FC, 1.1208% 2/15/33 (j)		458,308	466,073
Series 3419 Class FD, 0.9908% 2/15/38 (j)		525,311	534,142
Series 3835 Class FC, 0.5708% 5/15/38 (j)		1,305,474	1,307,346
floater planned amortization class Series 2770 Class FH, 0.6208% 3/15/34 (j)		410,513	412,483
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		6,631	7,380
Series 2115 Class PE, 6% 1/15/14		684	701
Series 2376 Class JE, 5.5% 11/15/16		11,509	12,296
Series 2381 Class OG, 5.5% 11/15/16		6,955	7,346
Series 2425 Class JH, 6% 3/15/17		14,716	15,900
Series 2672 Class MG, 5% 9/15/23		310,000	359,999
Series 2684 Class FP, 0.7208% 1/15/33 (j)		592,858	594,594
Series 2695 Class DG, 4% 10/15/18		220,000	232,888
Series 2996 Class MK, 5.5% 6/15/35		16,768	18,896
Series 3415 Class PC, 5% 12/15/37		192,121	210,120
Series 3737 Class GB, 4.5% 4/15/39		650,000	734,626
Series 3763 Class QA, 4% 4/15/34		347,389	375,007
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		$ 19,211	$ 21,454
Series 2877 Class ZD, 5% 10/15/34		608,604	685,544
Series 2987 Class HE, 4.5% 6/15/20		350,789	374,472
Series 3277 Class B, 4% 2/15/22		300,000	329,880
Series 3372 Class BD, 4.5% 10/15/22		790,000	879,511
Series 3578, Class B, 4.5% 9/15/24		340,000	373,369
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,081,025
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6985% 1/20/38 (j)		55,974	56,379
Series 2007-59 Class FC, 0.7185% 7/20/37 (j)		210,630	212,473
Series 2008-73 Class FA, 1.0785% 8/20/38 (j)		313,782	319,486
Series 2008-83 Class FB, 1.1185% 9/20/38 (j)		316,885	322,644
Series 2009-108 Class CF, 0.8208% 11/16/39 (j)		311,696	314,606
Series 2009-116 Class KF, 0.7508% 12/16/39 (j)		278,180	280,360
Series 2009-127 Class FA, 0.7685% 9/20/38 (j)		345,472	348,712
Series 2010-14 Class QF, 0.6708% 2/16/40 (j)		1,245,248	1,258,150
Series 2010-53 Class FC, 1.0385% 4/20/40 (j)		668,710	679,759
Series 2010-9 Class FA, 0.7408% 1/16/40 (j)		401,426	404,822
Series 2010-H17 Class FA, 0.5635% 7/20/60 (j)(o)		644,091	636,319
Series 2010-H18 Class AF, 0.5447% 9/20/60 (j)(o)		681,196	674,480
Series 2010-H19 Class FG, 0.5447% 8/20/60 (j)(o)		830,399	822,357
Series 2010-H27 Series FA, 0.6247% 12/20/60 (j)(o)		313,507	311,677
Series 2011-75:
Class FG, 0.6185% 5/20/41 (j)		701,980	706,115
Class FM, 0.6185% 5/20/41 (j)		760,920	765,439

		Principal Amount (d)	Value
Series 2011-H03 Class FA, 0.7447% 1/20/61 (j)(o)		$ 829,565	$ 829,977
Series 2011-H05 Class FA, 0.7447% 12/20/60 (j)(o)		468,265	468,497
Series 2011-H07 Class FA, 0.7447% 2/20/61 (j)(o)		686,316	686,657
Series 2011-H12 Class FA, 0.7347% 2/20/61 (j)(o)		1,055,563	1,055,510
Series 2011-H13 Class FA, 0.7447% 4/20/61 (j)(o)		417,952	418,155
Series 2011-H14:
Class FB, 0.7447% 5/20/61 (j)(o)		469,812	470,067
Class FC, 0.7447% 5/20/61 (j)(o)		469,344	469,586
Series 2011-H17 Class FA, 0.7747% 6/20/61 (j)(o)		604,046	605,181
Series 2011-H21 Class FA, 0.8447% 10/20/61 (j)(o)		692,652	696,425
Series 2012-H01 Class FA, 0.9447% 11/20/61 (j)(o)		561,943	568,047
Series 2012-H03 Class FA, 0.9447% 1/20/62 (j)(o)		342,260	346,015
Series 2012-H06 Class FA, 0.8747% 1/20/62 (j)(o)		537,732	541,641
Series 2012-H07 Class FA, 0.8747% 3/20/62 (j)(o)		315,693	318,063
floater planned amortization class Series 2007-35 Class KF, 0.5208% 6/16/37 (j)		570,574	571,662
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		224,399	230,711
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		156,919	162,226
Series 2010-99 Class PT, 3.5% 8/20/33		194,703	202,303
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		246,981	46,161
Series 2011-61 Class OP, 0% 5/20/40 (m)		432,017	393,598
Series 2011-79 Class PO, 0% 6/20/40 (m)		795,003	742,440
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		470,000	536,701
Series 2010-42 Class OP, 0% 4/20/40 (m)		1,005,826	943,463
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		993,519	1,097,904
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		1,177,884	1,339,362
Series 2010-H17 Class XP, 5.3019% 7/20/60 (j)(o)		1,718,082	1,954,284
Series 2010-H18 Class PL, 5.01% 9/20/60 (j)(o)		1,291,900	1,461,162
Series 2011-71:
Class ZB, 5.5% 8/20/34		996,455	1,201,207
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Class ZC, 5.5% 7/16/34		$ 1,136,013	$ 1,351,883
Series 2012-64 Class KB, 3.0685% 5/20/41 (j)		289,789	318,874
Series 2012-97 Class JF, 0.4708% 8/16/42 (j)		510,906	511,488
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,339,584)			50,362,685
Commercial Mortgage Securities - 1.2%

Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18		357,095	367,520
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19		2,380,000	2,427,579
Series K011 Class A2, 4.084% 11/25/20		260,000	300,971
Series K014 Class A2, 3.871% 4/25/21		630,000	721,878
Series K015 Class A2, 3.23% 7/25/21		340,000	373,382
sequential payer:
Series K009 Class A2, 3.808% 8/25/20		910,000	1,037,777
Series K006 Class A2, 4.251% 1/25/20		1,410,000	1,639,554
Series K017 Class A2, 2.873% 12/25/21		1,560,000	1,667,174
Series K705 Class A1, 1.626% 7/25/18		972,545	1,001,458
Series K710 Class A2, 1.883% 5/25/19		1,043,000	1,074,151
Series K706:
Class A1, 1.691% 6/25/18		683,952	702,931
Class A2, 2.323% 10/25/18		1,360,000	1,439,572
Series K709 Class A1, 1.56% 10/25/18		562,457	578,158
Freddie Mac Multi-Class pass-thru certificates:
floater Series K707 Class A2, 2.22% 12/25/18		1,220,000	1,288,802
Series K501 Class A2, 1.655% 11/25/16		550,000	568,135
REC Plantation Place Ltd. Series 5 Class A, 0.989% 7/25/16 (Reg. S) (j)	GBP	47,687	75,079
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $14,879,932)			15,264,121
Foreign Government and Government Agency Obligations - 21.8%
		Principal Amount (d)	Value
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 1,127,709	$ 888,071
2.5% 12/31/38 (e)		1,165,000	429,303
7% 9/12/13		4,090,000	4,060,916
7% 10/3/15		2,295,000	2,101,774
Aruba Government 4.625% 9/14/23 (f)		245,000	245,000
Bahamian Republic 6.95% 11/20/29 (f)		340,000	401,200
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,775,000	1,752,813
8.95% 1/26/18		440,000	433,400
Bermuda Government 4.138% 1/3/23 (f)		200,000	210,500
Brazilian Federative Republic:
7.125% 1/20/37		755,000	1,141,032
8.25% 1/20/34		525,000	867,563
10.125% 5/15/27		825,000	1,491,188
12.25% 3/6/30		460,000	940,700
Canadian Government:
1% 2/1/14	CAD	3,200,000	3,251,820
2% 6/1/16	CAD	10,000,000	10,459,567
3.25% 6/1/21	CAD	6,850,000	7,879,277
5% 6/1/37	CAD	4,000,000	6,089,798
City of Buenos Aires 12.5% 4/6/15 (f)		1,260,000	1,272,600
Colombian Republic:
6.125% 1/18/41		520,000	702,000
7.375% 9/18/37		605,000	928,675
10.375% 1/28/33		705,000	1,286,625
11.75% 2/25/20		245,000	398,125
Congo Republic 3% 6/30/29 (e)		1,220,750	982,704
Croatia Republic:
6.25% 4/27/17 (f)		1,115,000	1,206,988
6.375% 3/24/21 (f)		500,000	555,000
6.625% 7/14/20 (f)		520,000	583,700
6.75% 11/5/19 (f)		580,000	653,950
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		200,000	215,000
6.25% 10/4/20 (f)		730,000	797,525
6.25% 7/27/21 (f)		410,000	448,950
7.4% 1/22/15 (f)		515,000	561,350
Dominican Republic:
1.2754% 8/30/24 (j)		745,000	685,400
7.5% 5/6/21 (f)		690,000	777,975
9.04% 1/23/18 (f)		325,707	365,606
El Salvador Republic:
7.625% 2/1/41 (f)		175,000	195,125
7.65% 6/15/35 (Reg. S)		240,000	264,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
El Salvador Republic: - continued
8.25% 4/10/32 (Reg. S)		$ 140,000	$ 165,200
European Economic Community:
2.75% 4/4/22 (Reg. S)	EUR	250,000	344,606
3.75% 4/4/42	EUR	500,000	758,998
European Union 2.75% 9/21/21	EUR	1,400,000	1,936,015
Finnish Government:
1.625% 9/15/22	EUR	900,000	1,145,412
2.75% 7/4/28	EUR	550,000	753,460
French Government:
OAT:
3% 4/25/22	EUR	4,250,000	5,844,768
4.5% 4/25/41	EUR	455,000	729,294
2.5% 7/25/16	EUR	1,500,000	2,064,240
4% 4/25/55	EUR	500,000	748,666
Gabonese Republic 8.2% 12/12/17 (f)		230,000	278,300
Georgia Republic 6.875% 4/12/21 (f)		630,000	718,200
German Federal Republic:
0.5% 4/7/17	EUR	6,525,000	8,423,690
1.75% 10/9/15	EUR	450,000	607,033
1.75% 7/4/22	EUR	9,350,000	12,390,333
2.5% 2/27/15	EUR	3,025,000	4,117,209
3.25% 7/4/15	EUR	825,000	1,152,857
3.25% 7/4/21	EUR	905,000	1,358,082
3.25% 7/4/42	EUR	2,050,000	3,231,876
Ghana Republic:
8.5% 10/4/17 (f)		335,000	391,113
14.25% 7/29/13	GHS	280,000	144,504
14.99% 3/11/13	GHS	1,070,000	559,281
15.65% 6/3/13	GHS	245,000	128,003
Guatemalan Republic 5.75% 6/6/22 (f)		290,000	322,625
Hungarian Republic:
4.75% 2/3/15		1,730,000	1,731,817
7.625% 3/29/41		926,000	1,037,120
Indonesian Republic:
4.875% 5/5/21 (f)		700,000	801,500
5.25% 1/17/42 (f)		895,000	1,019,226
5.875% 3/13/20 (f)		730,000	879,650
6.625% 2/17/37 (f)		525,000	695,625
6.875% 1/17/18 (f)		450,000	551,250
7.75% 1/17/38 (f)		810,000	1,206,900
8.5% 10/12/35 (Reg. S)		775,000	1,227,445
11.625% 3/4/19 (f)		875,000	1,336,563
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,425,000	1,289,625
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		2,468,000	3,256,069

		Principal Amount (d)	Value
5.5% 12/4/23		$ 1,500,000	$ 1,981,847
Italian Republic:
4% 2/1/17	EUR	2,600,000	3,383,696
4.25% 8/1/14	EUR	5,650,000	7,497,952
4.25% 2/1/15	EUR	1,650,000	2,196,664
4.25% 3/1/20	EUR	3,300,000	4,157,718
4.5% 7/15/15	EUR	2,700,000	3,608,781
5% 3/1/22	EUR	7,150,000	9,227,249
5% 9/1/40	EUR	2,440,000	2,809,741
Japan Government:
0.2% 2/15/13	JPY	590,000,000	7,562,464
1.1% 6/20/20	JPY	1,020,000,000	13,652,826
1.9% 9/20/30	JPY	290,000,000	3,914,354
2% 9/20/40	JPY	185,000,000	2,443,368
Jordanian Kingdom 3.875% 11/12/15		200,000	195,500
Latvian Republic:
5.25% 2/22/17 (f)		555,000	611,888
5.25% 6/16/21 (f)		400,000	451,000
Lebanese Republic:
4% 12/31/17		1,240,250	1,215,445
4.75% 11/2/16		175,000	173,250
5.15% 11/12/18		150,000	150,375
Lithuanian Republic:
6.125% 3/9/21 (f)		540,000	643,950
6.625% 2/1/22 (f)		575,000	713,000
7.375% 2/11/20 (f)		575,000	730,969
Peruvian Republic:
4% 3/7/27 (e)		570,000	570,000
5.625% 11/18/50		365,000	472,675
7.35% 7/21/25		210,000	306,810
8.75% 11/21/33		735,000	1,277,063
Philippine Republic:
7.5% 9/25/24		100,000	142,250
7.75% 1/14/31		575,000	879,750
9.5% 2/2/30		760,000	1,313,888
9.875% 1/15/19		245,000	354,638
10.625% 3/16/25		580,000	1,016,450
Polish Government:
3% 3/17/23		295,000	289,838
6.375% 7/15/19		700,000	864,500
Provincia de Cordoba 12.375% 8/17/17 (f)		765,000	634,950
Republic of Iceland 5.875% 5/11/22 (f)		720,000	784,800
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,500,000	1,372,500
Republic of Namibia 5.5% 11/3/21 (f)		330,000	367,950
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Republic of Nigeria:
0% 3/7/13	NGN	23,000,000	$ 137,805
6.75% 1/28/21 (f)		155,000	175,925
16.9% 6/6/13	NGN	13,000,000	75,284
Republic of Serbia 6.75% 11/1/24 (f)		2,416,667	2,368,334
Republic of Zambia 5.375% 9/20/22 (f)		200,000	200,800
Romanian Republic 6.75% 2/7/22 (f)		750,000	841,875
Russian Federation:
3.25% 4/4/17 (f)		400,000	421,000
4.5% 4/4/22 (f)		400,000	446,000
5.625% 4/4/42 (f)		1,000,000	1,201,300
7.5% 3/31/30 (Reg. S)		4,642,250	5,860,841
11% 7/24/18 (Reg. S)		270,000	393,525
12.75% 6/24/28 (Reg. S)		1,550,000	3,016,610
Slovakia Republic 4.375% 5/21/22 (f)		875,000	922,075
State of Qatar 5.75% 1/20/42 (f)		295,000	373,175
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		200,000	214,708
Turkish Republic:
0% 5/15/13	TRY	335,000	178,586
5.125% 3/25/22		485,000	538,350
5.625% 3/30/21		365,000	416,100
6% 1/14/41		575,000	668,438
6.25% 9/26/22		475,000	571,188
6.75% 4/3/18		780,000	926,250
6.75% 5/30/40		555,000	707,625
6.875% 3/17/36		1,165,000	1,481,065
7% 9/26/16		590,000	685,875
7% 3/11/19		295,000	359,900
7.25% 3/15/15		780,000	867,750
7.25% 3/5/38		775,000	1,032,688
7.375% 2/5/25		1,200,000	1,560,000
7.5% 7/14/17		825,000	992,063
7.5% 11/7/19		725,000	914,443
8% 2/14/34		210,000	297,675
11.875% 1/15/30		620,000	1,171,800
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		755,000	694,600
Ukraine Government:
6.25% 6/17/16 (f)		430,000	412,241
6.75% 11/14/17 (f)		260,000	247,962
7.65% 6/11/13 (f)		1,325,000	1,334,938
7.75% 9/23/20 (f)		340,000	333,200
7.95% 2/23/21 (f)		400,000	398,000
9.25% 7/24/17 (f)		590,000	620,208

		Principal Amount (d)	Value
United Arab Emirates 7.75% 10/5/20 (Reg. S)		$ 190,000	$ 225,150
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	4,075,000	6,914,261
4.25% 12/7/40	GBP	3,210,000	6,368,209
4.5% 12/7/42	GBP	650,000	1,346,578
5% 3/7/25	GBP	1,205,000	2,611,426
6% 12/7/28	GBP	275,000	670,404
United Mexican States:
4.75% 3/8/44		276,000	307,740
5.125% 1/15/20		510,000	609,450
5.75% 10/12/10		604,000	726,310
6.05% 1/11/40		1,236,000	1,653,150
6.75% 9/27/34		1,050,000	1,496,250
7.5% 4/8/33		305,000	463,600
8.3% 8/15/31		250,000	403,125
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		650,000	1,015,625
8% 11/18/22		104,628	151,972
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		10,236	304,521
6% 12/9/20		465,000	351,075
7% 3/31/38		460,000	336,950
7.75% 10/13/19 (Reg. S)		700,000	607,250
8.5% 10/8/14		595,000	597,975
9% 5/7/23 (Reg. S)		1,935,000	1,704,735
9.25% 9/15/27		1,250,000	1,125,000
9.25% 5/7/28 (Reg. S)		710,000	624,800
9.375% 1/13/34		665,000	590,188
10.75% 9/19/13		580,000	594,500
11.75% 10/21/26 (Reg. S)		1,080,000	1,088,100
11.95% 8/5/31 (Reg. S)		1,750,000	1,785,000
12.75% 8/23/22		2,280,000	2,428,200
13.625% 8/15/18		496,000	533,200
Vietnamese Socialist Republic:
1.5032% 3/12/16 (j)		413,913	376,661
4% 3/12/28 (e)		1,525,000	1,235,250
6.875% 1/15/16 (f)		855,000	931,950
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $250,565,067)			271,080,681
Common Stocks - 0.2%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc.	6,195	104,262
Automobiles - 0.1%
General Motors Co. (a)	503	11,443
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Co.:
warrants 7/10/16 (a)	10,197	$ 140,515
warrants 7/10/19 (a)	10,197	84,227
Motors Liquidation Co. GUC Trust (a)	2,816	47,309
		283,494
Media - 0.0%
Haights Cross Communications, Inc. (a)	107	793
Haights Cross Communications, Inc. warrants 3/11/13 (a)	148	50
HMH Holdings, Inc.:
warrants 3/9/17 (a)(p)	40,350	4
warrants 6/22/19 (a)(p)	2,218	16,635
RDA Holding Co. warrants 2/19/14 (a)(p)	510	0
		17,482
TOTAL CONSUMER DISCRETIONARY		405,238
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	5,683	25,829
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	115	575
Airlines - 0.0%
Delta Air Lines, Inc. (a)	1,150	10,534
Building Products - 0.1%
Nortek, Inc. (a)	16,991	929,917
Nortek, Inc. warrants 12/7/14 (a)	524	2,620
		932,537
Marine - 0.0%
US Shipping Partners Corp. (a)	644	0
US Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	321	25,680
Class B (a)	107	8,560
		34,240
Transportation Infrastructure - 0.0%
DeepOcean Group Holding A/S (a)(f)	31,897	496,955
TOTAL INDUSTRIALS		1,474,841
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	2,669	31,494
Spansion, Inc. Class A	470	5,602
		37,096

	Shares	Value
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	36	$ 1,860
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	303	21,871
Metals & Mining - 0.0%
Aleris International, Inc. (a)(p)	2,037	95,484
TOTAL MATERIALS		119,215
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	3,786
TOTAL COMMON STOCKS (Cost $2,512,949)		2,066,005
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	300	318,750
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	2,286	16,317
TOTAL CONVERTIBLE PREFERRED STOCKS		335,067
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Commercial Banks - 0.1%
Wells Fargo & Co. 5.20% (a)	49,316	1,242,763
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	2,620	2,436,600
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375% (a)	40,000	1,000,800
TOTAL FINANCIALS		4,680,163
TOTAL PREFERRED STOCKS (Cost $4,261,075)		5,015,230
Floating Rate Loans - 4.6%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Burger King Corp. Tranche B, term loan 3.75% 9/26/19 (j)	$ 125,000	125,313
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (j)	235,000	239,700
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Harrah's Entertainment, Inc. Tranche B-6, term loan 5.4665% 1/28/18 (j)	$ 370,000	$ 336,700
Mesquite Gaming LLC term loan 8.5% 8/1/15 (j)	14,880	12,648
NP Opco, LLC Tranche B, term loan 5.5% 9/18/19 (j)	205,000	205,513
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (j)	90,000	89,550
Wok Acquisition Corp. Tranche B, term loan 6.25% 6/22/19 (j)	120,000	121,200
		1,130,624
Leisure Equipment & Products - 0.0%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (j)	135,000	137,025
Media - 0.3%
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (j)	383,075	384,033
Clear Channel Capital I LLC Tranche B, term loan 3.8655% 1/29/16 (j)	965,000	788,888
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (j)	90,000	90,563
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (j)	678,133	644,226
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/26/16 (j)	191,405	191,644
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (j)	1,296,750	1,306,476
		3,405,830
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (j)	1,853,968	1,877,143
Michaels Stores, Inc. Tranche B1, term loan 2.6875% 10/31/13 (j)	474,193	474,193
		2,351,336
TOTAL CONSUMER DISCRETIONARY		7,024,815
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (j)	125,000	125,469
Tranche 2LN, term loan 9.75% 3/26/20 (j)	55,000	55,825
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (j)	235,000	237,350

	Principal Amount (d)	Value
Tranche B 1LN, term loan 6.2733% 2/21/18 (j)	$ 41,323	$ 41,736
U.S. Foodservice term loan 5.75% 3/31/17 (j)	738,750	727,669
		1,188,049
Personal Products - 0.0%
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (j)	226,856	227,423
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (j)	434,500	435,043
		662,466
TOTAL CONSUMER STAPLES		1,850,515
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (j)	329,175	331,249
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (j)	495,000	495,619
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (j)	594,293	606,178
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (j)	1,110,000	1,107,225
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)	205,000	206,025
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (j)	130,000	130,650
		2,876,946
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (j)	1,675,000	1,693,928
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (j)	330,446	330,446
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 9/20/19 (j)	785,000	785,981
		2,810,355
Insurance - 0.3%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (j)	1,824,864	1,836,360
Tranche 2nd LN, term loan 9% 5/24/19 (j)	341,083	353,021
Tranche B-1 1LN, term loan 4.75% 7/23/17 (j)	490,000	491,862
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/20/16 (j)	125,000	124,844
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
CNO Financial Group, Inc.: - continued
Tranche B 2LN, term loan 5% 9/20/18 (j)	$ 75,000	$ 74,719
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (j)	980,000	1,041,250
		3,922,056
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2458% 10/10/13 (j)	25,409	24,138
Credit-Linked Deposit 4.4958% 10/10/16 (j)	62,442	61,818
term loan 4.478% 10/10/16 (j)	905,018	895,968
		981,924
TOTAL FINANCIALS		7,714,335
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
DaVita, Inc. Tranche A, term loan 2.72% 10/20/15 (j)	646,334	641,487
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (j)	1,133,782	1,138,034
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (j)	2,868,688	2,890,203
		4,669,724
Life Sciences Tools & Services - 0.1%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (j)	1,250,550	1,253,676
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International Tranche B, term loan 9/16/19 (j)	450,000	450,000
TOTAL HEALTH CARE		6,373,400
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (j)	147,375	147,191
Airlines - 0.2%
Northwest Airlines Corp. Tranche A, term loan 2.12% 12/31/18 (j)	679,271	641,911

	Principal Amount (d)	Value
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (j)	$ 760,375	$ 752,771
US Airways Group, Inc. term loan 2.7155% 3/23/14 (j)	850,761	831,619
		2,226,301
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (j)	210,000	216,048
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 9/11/19 (j)	265,000	266,325
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (j)	110,000	111,243
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (j)	434,500	436,673
		814,241
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (j)	1,391,954	1,336,276
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (j)	98,750	99,244
Industrial Conglomerates - 0.1%
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (j)	753,902	755,787
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (j)	477,092	480,098
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (j)	50,040	49,915
Tranche D, term loan 2.8% 5/13/14 (j)(q)	88,104	87,884
		137,799
TOTAL INDUSTRIALS		6,212,985
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (j)	1,258,675	1,263,395
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (j)	225,296	225,577
Flextronics International Ltd.:
Tranche B A1, term loan 2.4655% 10/1/14 (j)	55,630	55,422
Tranche B A2, term loan 2.4655% 10/1/14 (j)	132,615	132,117
Floating Rate Loans - continued
	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd.: - continued
Tranche B A3, term loan 2.4655% 10/1/14 (j)	$ 154,717	$ 154,137
Tranche B-A, term loan 2.4655% 10/1/14 (j)	193,593	192,867
		760,120
IT Services - 0.1%
First Data Corp. Tranche 1LN, term loan 5.2155% 9/24/18 (j)	630,000	617,400
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV:
term loan 4.5% 3/4/17 (j)	517,125	523,589
Tranche A 2LN, term loan 5.5% 3/4/17 (j)	688,050	700,951
Tranche A6, term loan 5.25% 3/19/19 (j)	1,502,450	1,524,987
		2,749,527
Software - 0.1%
Kronos, Inc.:
Tranche B 1LN, term loan 5.1123% 6/11/17 (j)	527,201	527,201
Tranche B 2LN, term loan 9.3623% 6/11/18 (j)	125,000	127,813
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 9/24/18 (j)	855,000	859,275
		1,514,289
TOTAL INFORMATION TECHNOLOGY		6,904,731
MATERIALS - 0.1%
Chemicals - 0.0%
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (j)	298,100	300,708
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (j)	94,525	95,707
		396,415
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (j)	645,525	645,525
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (j)	154,225	155,382
		800,907
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (j)	122,785	121,864
TOTAL MATERIALS		1,319,186

	Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Level 3 Financing, Inc. term loan 4.75% 8/1/19 (j)	$ 1,500,000	$ 1,500,000
Wireless Telecommunication Services - 0.3%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (j)	491,288	492,516
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.875% 3/31/17 (j)	345,000	332,925
Intelsat Jackson Holdings SA:
term loan 3.2208% 2/1/14 (j)	495,000	492,525
Tranche B, term loan 5.25% 4/2/18 (j)	1,566,958	1,570,876
		2,888,842
TOTAL TELECOMMUNICATION SERVICES		4,388,842
UTILITIES - 1.0%
Electric Utilities - 0.5%
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (j)	325,000	327,438
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7566% 10/10/14 (j)	920,287	684,464
4.7566% 10/10/17 (j)	8,394,235	5,739,558
		6,751,460
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B1, term loan 5% 4/24/18 (j)	265,000	266,988
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (j)	4,420,200	4,442,301
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (j)	588,525	592,939
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (j)	870,215	874,566
		5,909,806
TOTAL UTILITIES		12,928,254
TOTAL FLOATING RATE LOANS (Cost $57,598,787)		57,594,009
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (j)	379,871	360,877
Sovereign Loan Participations - continued
	Principal Amount (d)	Value
Indonesian Republic loan participation: - continued
Goldman Sachs 1.25% 12/14/19 (j)	$ 683,715	$ 649,530
0% 12/14/19 (j)	236,252	224,439
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,173,710)		1,234,846
Fixed-Income Funds - 0.5%
	Shares
Fidelity Floating Rate Central Fund (k) (Cost $4,683,793)	57,612	6,021,030
Preferred Securities - 0.2%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	575,000	626,692
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(j)	135,000	155,888
Diversified Financial Services - 0.0%
Bank of America Corp.:
8% (g)(j)	255,000	278,892
8.125% (g)(j)	145,000	162,500
		441,392
TOTAL FINANCIALS		597,280
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	100,000	106,600
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	820,000	824,337
TOTAL PREFERRED SECURITIES (Cost $1,950,988)		2,154,909
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $1)	108,228	1
Money Market Funds - 5.6%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $69,026,988)	69,026,988	$ 69,026,988
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,176,072,569)		1,234,644,938
NET OTHER ASSETS (LIABILITIES) - 0.5%		5,693,052
NET ASSETS - 100%		$ 1,240,337,990
TBA Sale Commitments
	Principal Amount (d)
Freddie Mac
4% 10/1/42	$ (1,700,000)	(1,827,367)
4.5% 10/1/42	(780,000)	(839,170)
TOTAL TBA SALE COMMITMENTS (Proceeds $(2,667,617))		$ (2,666,537)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
54 CBOT 10-Year U.S. Treasury Note Contracts	Dec. 2012	$ 7,208,156	$ 44,608
34 CBOT 2-Year U.S. Treasury Note Contracts	Dec. 2012	7,498,063	2,585
2 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	330,438	(2,544)
6 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	896,250	7,532
TOTAL TREASURY CONTRACTS		$ 15,932,907	$ 52,181

The face value of futures purchased as a percentage of net assets is 1.3%
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	$ 200,000	$ 5,554
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $205,644,904 or 16.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $116,125.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $112,123 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 11,701
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 4,281
RDA Holding Co. warrants 2/19/14	2/27/07	$ 160,000

(q) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $70,483 and $70,307, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 72,312
Fidelity Floating Rate Central Fund	415,517
Total	$ 487,829
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 12,189,986	$ -	$ 6,755,061	$ 6,021,030	0.4%
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 723,988	$ 387,756	$ 318,750	$ 17,482
Consumer Staples	42,146	-	25,829	16,317
Financials	4,680,163	1,242,763	3,437,400	-
Industrials	1,474,841	940,451	-	534,390
Information Technology	37,096	37,096	-	-
Materials	119,215	23,731	-	95,484
Utilities	3,786	3,786	-	-
Corporate Bonds	456,392,222	-	456,356,144	36,078
U.S. Government and Government Agency Obligations	261,112,036	-	261,112,036	-
U.S. Government Agency - Mortgage Securities	37,320,175	-	37,320,175	-
Collateralized Mortgage Obligations	50,362,685	-	50,362,685	-
Commercial Mortgage Securities	15,264,121	-	15,264,121	-
Foreign Government and Government Agency Obligations	271,080,681	-	270,510,681	570,000
Floating Rate Loans	57,594,009	-	57,594,009	-
Sovereign Loan Participations	1,234,846	-	224,439	1,010,407
Fixed-Income Funds	6,021,030	6,021,030	-	-
Preferred Securities	2,154,909	-	2,154,909	-
Other	1	-	-	1
Money Market Funds	69,026,988	69,026,988	-	-
Total Investments in Securities:	$ 1,234,644,938	$ 77,683,601	$ 1,154,681,178	$ 2,280,159
Derivative Instruments:
Assets
Futures Contracts	$ 54,725	$ 54,725	$ -	$ -
Swap Agreements	5,554	-	5,554	-
Total Assets	$ 60,278	$ 54,725	$ 5,554	$ -
Liabilities
Futures Contracts	$ (2,544)	$ (2,544)	$ -	$ -
Total Derivative Instruments:	$ 57,734	$ 52,181	$ 5,554	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (2,666,537)	$ -	$ (2,666,537)	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $1,172,072,500. Net unrealized appreciation aggregated $62,572,438, of which $72,236,128 related to appreciated investment securities and $9,663,690 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012